United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number: 811-04087
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Manning & Napier Fund, Inc.
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(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, New York 14450
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(Address of principal executive offices) (zip code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, New York 14450
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(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880
                                     ------------------------

Date of fiscal year end: October 31, 2007
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Date of reporting period: July 31, 2007
                             ------------------------------------------------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Section 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1: SCHEDULE OF INVESTMENTS
Investment Portfolio - July 31, 2007 (unaudited)

	Shares/
Tax Managed Series	Principal Amount	Value

COMMON STOCKS - 96.1%

Consumer Discretionary - 16.0%
Hotels, Restaurants & Leisure - 3.3%
Carnival Corp.	10,240	$453,734
International Game Technology	7,850	277,262
		730,996

Media - 9.1%
Cablevision Systems Corp. - Class A*	8,780	312,480
Charter Communications, Inc. - Class A*	74,140	301,008
Comcast Corp. - Class A*	10,940	287,394
The E.W. Scripps Co. - Class A	9,910	406,013
Grupo Televisa S.A. - ADR (Mexico)	9,850	248,712
Time Warner, Inc.	23,260	447,988
		2,003,595

Specialty Retail - 3.6%
Limited Brands, Inc.	11,530	278,449
O'Reilly Automotive, Inc.*	7,580	252,490
Tractor Supply Co.*	5,320	252,806
		783,745
Total Consumer Discretionary		3,518,336

Consumer Staples - 10.0%
Beverages - 2.9%
The Coca-Cola Co.	12,370	644,601

Food Products - 5.7%
Kellogg Co.	5,240	271,484
Nestle S.A. (Switzerland)	1,260	487,640
Unilever plc - ADR (United Kingdom)	15,580	485,940
		1,245,064

Personal Products - 1.4%
The Estee Lauder Companies, Inc. - Class A	6,570	295,781
Total Consumer Staples		2,185,446

Energy - 6.1%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	3,630	286,952
National-Oilwell Varco, Inc.*	1,596	191,696
Schlumberger Ltd.	4,710	446,131
Weatherford International Ltd.*	5,630	311,508
		1,236,287

Oil, Gas & Consumable Fuels - 0.5%
Hess Corp.	1,790	109,548
Total Energy		1,345,835

Financials - 7.6%
Capital Markets - 1.0%
SEI Investments Co.	7,720	210,447

Commercial Banks - 3.9%
PNC Financial Services Group, Inc.	4,150	276,598
U.S. Bancorp	10,990	329,151
Wachovia Corp.	5,200	245,492
		851,241

Consumer Finance - 1.3%
SLM (Sallie Mae) Corp.	6,020	296,003

Diversified Financial Services - 1.4%
Bank of America Corp.	6,660	315,817
Total Financials		1,673,508

Health Care - 18.8%
Biotechnology - 1.8%
Amgen, Inc.*	2,650	142,411
Genzyme Corp.*	4,080	257,326
		399,737

Health Care Equipment & Supplies - 7.9%
Bausch & Lomb, Inc.	2,080	132,974
Boston Scientific Corp.*	47,850	629,228
The Cooper Companies, Inc.	5,540	277,720
Covidien Ltd.* (Bermuda)	7,847	321,335
Medtronic, Inc.	7,230	366,344
		1,727,601

Health Care Providers & Services - 0.3%
Tenet Healthcare Corp.*	13,820	71,588

Health Care Technology - 1.3%
Eclipsys Corp.*	13,150	285,750

Life Sciences Tools & Services - 3.2%
Affymetrix, Inc.*	5,920	144,330
Invitrogen Corp.*	3,100	222,580
PerkinElmer, Inc.	12,050	335,352
		702,262

Pharmaceuticals - 4.3%
Johnson & Johnson	4,870	294,635
Novartis AG - ADR (Switzerland)	11,780	635,531
		930,166
Total Health Care		4,117,104

Industrials - 11.0%
Aerospace & Defense - 1.0%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	5,200	224,796

Air Freight & Logistics - 2.2%
United Parcel Service, Inc. - Class B	6,390	483,851

Airlines - 4.4%
JetBlue Airways Corp.*	29,580	291,363
Southwest Airlines Co.	42,850	671,031
		962,394

Industrial Conglomerates - 3.4%
3M Co.	5,390	479,279
Tyco International Ltd. (Bermuda)	5,467	258,534
		737,813
Total Industrials		2,408,854

Information Technology - 16.2%
Communications Equipment - 4.2%
Cisco Systems, Inc.*	17,010	491,759
Juniper Networks, Inc.*	14,290	428,128
		919,887

Computers & Peripherals - 0.8%
EMC Corp.*	9,345	172,976

Electronic Equipment & Instruments - 1.1%
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	7,900	182,569
Tyco Electronics Ltd.* (Bermuda)	1,826	65,407
		247,976

IT Services - 6.3%
Automatic Data Processing, Inc.	10,120	469,770
CheckFree Corp.*	11,630	428,449
Western Union Co.	24,280	484,386
		1,382,605

Software - 3.8%
Electronic Arts, Inc.*	8,080	393,011
Salesforce.com, Inc.*	5,280	205,181
TIBCO Software, Inc.*	28,090	228,372
		826,564
Total Information Technology		3,550,008

Materials - 6.0%
Chemicals - 3.8%
Lonza Group AG (Switzerland)	3,520	334,568
NITTO DENKO Corp. (Japan)	9,300	493,069
		827,637

Paper & Forest Products - 2.2%
Louisiana-Pacific Corp.	14,340	265,577
Weyerhaeuser Co.	3,230	230,105
		495,682
Total Materials		1,323,319

Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
Vodafone Group plc - ADR (United Kingdom)	3,340	101,369

Utilities - 3.9%
Electric Utilities - 1.4%
American Electric Power Co., Inc.	7,230	314,433

Independent Power Producers & Energy Traders - 1.0%
Mirant Corp.*	5,620	212,605

Multi-Utilities - 1.5%
Xcel Energy, Inc.	15,870	322,161
Total Utilities		849,199

TOTAL COMMON STOCKS
(Identified Cost $19,787,436)		21,072,978

SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Treasury Cash Management - Institutional Shares	475,761	475,761
U.S. Treasury Bill, 8/9/2007	$1,000,000	998,978

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,474,739)		1,474,739

TOTAL INVESTMENTS - 102.8%
(Identified Cost $21,262,175)		22,547,717

LIABILITIES, LESS OTHER ASSETS - (2.8%)		(607,239)

NET ASSETS - 100%		$21,940,478

*Non-income producing security
ADR - American Depository Receipt

Federal Tax Information:

On July 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$21,262,175

Unrealized appreciation	$1,826,182
Unrealized depreciation	(540,640)

Net unrealized appreciation	$1,285,542

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2007 (unaudited)

	Shares/
Equity Series	Principal Amount	Value

COMMON STOCKS - 94.3%

Consumer Discretionary - 19.2%
Hotels, Restaurants & Leisure - 3.9%
Carnival Corp.	60,400	$2,676,324
International Game Technology	66,910	2,363,261
		5,039,585

Household Durables - 1.1%
Fortune Brands, Inc.	17,750	1,443,075

Media - 9.7%
Cablevision Systems Corp. - Class A*	55,020	1,958,162
Charter Communications, Inc. - Class A*	615,660	2,499,580
Comcast Corp. - Class A*	94,530	2,483,303
The E.W. Scripps Co. - Class A	71,010	2,909,280
Time Warner, Inc.	146,270	2,817,160
		12,667,485

Specialty Retail - 4.5%
Limited Brands, Inc.	81,910	1,978,126
O'Reilly Automotive, Inc.*	61,370	2,044,235
Tractor Supply Co.*	37,610	1,787,227
		5,809,588
Total Consumer Discretionary		24,959,733

Consumer Staples - 5.8%
Beverages - 3.3%
The Coca-Cola Co.	82,680	4,308,455

Food Products - 1.0%
Kellogg Co.	25,200	1,305,612

Personal Products - 1.5%
The Estee Lauder Companies, Inc. - Class A	43,690	1,966,924
Total Consumer Staples		7,580,991

Energy - 6.6%
Energy Equipment & Services - 6.6%
Baker Hughes, Inc.	33,370	2,637,898
Schlumberger Ltd.	31,550	2,988,416
Weatherford International Ltd.*	53,850	2,979,520
Total Energy		8,605,834

Financials - 9.6%
Capital Markets - 1.3%
SEI Investments Co.	63,250	1,724,195

Commercial Banks - 6.0%
PNC Financial Services Group, Inc.	37,390	2,492,043
U.S. Bancorp	97,840	2,930,308
Wachovia Corp.	51,270	2,420,457
		7,842,808

Diversified Financial Services - 2.3%
Bank of America Corp.	61,620	2,922,020
Total Financials		12,489,023

Health Care - 19.3%
Biotechnology - 2.5%
Amgen, Inc.*	22,820	1,226,347
Genzyme Corp.*	32,210	2,031,485
		3,257,832

Health Care Equipment & Supplies - 7.5%
Boston Scientific Corp.*	394,210	5,183,861
The Cooper Companies, Inc.	42,100	2,110,473
Medtronic, Inc.	48,130	2,438,747
		9,733,081

Health Care Providers & Services - 3.0%
Quest Diagnostics, Inc.	46,990	2,606,535
Tenet Healthcare Corp.*	237,380	1,229,628
		3,836,163

Health Care Technology - 1.3%
Eclipsys Corp.*	78,920	1,714,932

Life Sciences Tools & Services - 3.0%
Affymetrix, Inc.*	49,660	1,210,711
Invitrogen Corp.*	17,130	1,229,934
PerkinElmer, Inc.	52,040	1,448,273
		3,888,918

Pharmaceuticals - 2.0%
Johnson & Johnson	42,520	2,572,460
Total Health Care		25,003,386

Industrials - 10.0%
Air Freight & Logistics - 2.5%
United Parcel Service, Inc. - Class B	43,500	3,293,820

Airlines - 4.9%
JetBlue Airways Corp.*	198,150	1,951,777
Southwest Airlines Co.	284,880	4,461,221
		6,412,998

Industrial Conglomerates - 2.6%
3M Co.	37,330	3,319,384
Total Industrials		13,026,202

Information Technology - 17.0%
Communications Equipment - 4.8%
Cisco Systems, Inc.*	114,030	3,296,607
Juniper Networks, Inc.*	95,970	2,875,261
		6,171,868

Computers & Peripherals - 1.0%
EMC Corp.*	68,480	1,267,565

IT Services - 6.7%
Automatic Data Processing, Inc.	65,830	3,055,829
CheckFree Corp.*	78,620	2,896,361
Western Union Co.	136,970	2,732,552
		8,684,742

Software - 4.5%
Electronic Arts, Inc.*	54,980	2,674,227
Salesforce.com, Inc.*	40,780	1,584,711
TIBCO Software, Inc.*	202,890	1,649,496
		5,908,434
Total Information Technology		22,032,609

Materials - 2.7%
Paper & Forest Products - 2.7%
Louisiana-Pacific Corp.	91,370	1,692,172
Weyerhaeuser Co.	25,990	1,851,528
Total Materials		3,543,700

Utilities - 4.1%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	48,730	2,119,268

Independent Power Producers & Energy Traders - 1.0%
Mirant Corp.*	34,030	1,287,355

Multi-Utilities - 1.4%
Xcel Energy, Inc.	91,540	1,858,262
Total Utilities		5,264,885

TOTAL COMMON STOCKS
(Identified Cost $122,565,613)		122,506,363

SHORT-TERM INVESTMENTS - 8.5%
Dreyfus Treasury Cash Management - Institutional Shares	5,107,398	5,107,398
U.S. Treasury Bill, 8/9/2007	$6,000,000	5,993,877

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $11,101,275)		11,101,275

TOTAL INVESTMENTS - 102.8%
(Identified Cost $133,666,888)		133,607,638

LIABILITIES, LESS OTHER ASSETS - (2.8%)		(3,622,240)

NET ASSETS - 100%		$129,985,398

*Non-income producing security

Federal Tax Information:

On July 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$133,684,649

Unrealized appreciation	$6,167,855
Unrealized depreciation	(6,244,866)

Net unrealized depreciation	$(77,011)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2007 (unaudited)

	Shares/
Overseas Series	Principal Amount	Value

COMMON STOCKS - 93.7%

Consumer Discretionary - 11.0%
Hotels, Restaurants & Leisure - 4.0%
Club Mediterranee S.A.* (France)	93,375	$6,708,785

Leisure Equipment & Products - 1.9%
Sankyo Co. Ltd. (Japan)	40,900	1,643,596
Sega Sammy Holdings, Inc. (Japan)	113,500	1,644,289
		3,287,885

Media - 0.9%
Grupo Televisa S.A. - ADR (Mexico)	59,000	1,489,750

Specialty Retail - 3.1%
Kingfisher plc (United Kingdom)	1,219,865	5,283,134

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)	31,650	1,933,231
Total Consumer Discretionary		18,702,785

Consumer Staples - 14.4%
Beverages - 1.5%
Scottish & Newcastle plc (United Kingdom)	217,640	2,621,104

Food & Staples Retailing - 1.3%
Carrefour S.A. (France)	31,070	2,225,084

Food Products - 7.2%
Cadbury Schweppes plc (United Kingdom)	276,100	3,476,553
Nestle S.A. (Switzerland)	9,195	3,558,614
Unilever plc - ADR (United Kingdom)	165,370	5,157,890
		12,193,057

Personal Products - 4.4%
Clarins S.A. (France)	40,291	3,260,253
L'Oreal S.A. (France)	21,660	2,501,157
Natura Cosmeticos S.A. (Brazil)	138,100	1,658,110
		7,419,520
Total Consumer Staples		24,458,765

Energy - 9.2%
Energy Equipment & Services - 8.0%
Abbot Group plc (United Kingdom)	1,316,370	7,351,931
Calfrac Well Services Ltd. (Canada)	119,500	1,988,865
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	16,504	4,225,849
		13,566,645

Oil, Gas & Consumable Fuels - 1.2%
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	37,280	2,082,088
Total Energy		15,648,733

Financials - 12.5%
Capital Markets - 1.5%
Macquarie Bank Ltd. (Australia)	35,870	2,521,300

Commercial Banks - 6.3%
Aareal Bank AG (Germany)	36,820	1,738,774
HSBC Holdings plc (United Kingdom)	186,330	3,458,755
Royal Bank of Scotland Group plc (United Kingdom)	327,555	3,941,517
Societe Generale (France)	8,600	1,499,315
		10,638,361

Diversified Financial Services - 1.7%
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	34,230	2,865,807

Insurance - 3.0%
Allianz SE (Germany)	15,975	3,421,013
Willis Group Holdings Ltd. (United Kingdom)	40,950	1,662,160
		5,083,173
Total Financials		21,108,641

Health Care - 10.0%
Health Care Equipment & Supplies - 1.9%
Covidien Ltd.* (Bermuda)	43,158	1,767,320
Straumann Holding AG (Switzerland)	5,560	1,554,856
		3,322,176

Health Care Providers & Services - 2.6%
BML, Inc. (Japan)	40,000	643,309
Sonic Healthcare Ltd. (Australia)	285,590	3,747,166
		4,390,475

Life Sciences Tools & Services - 1.0%
QIAGEN N.V.* (Netherlands)	95,160	1,636,752

Pharmaceuticals - 4.5%
Novartis AG - ADR (Switzerland)	141,140	7,614,503
Total Health Care		16,963,906

Industrials - 10.9%
Aerospace & Defense - 2.2%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	86,975	3,759,929

Air Freight & Logistics - 4.0%
Deutsche Post AG (Germany)	108,800	3,203,021
TNT N.V. (Netherlands)	81,660	3,525,615
		6,728,636

Electrical Equipment - 2.6%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	87,825	2,113,948
Gamesa Corporacion Tecnologica S.A. (Spain)	56,825	2,329,002
		4,442,950

Industrial Conglomerates - 1.0%
Tyco International Ltd. (Bermuda)	36,790	1,739,799

Machinery - 1.1%
Heidelberger Druckmaschinen AG (Germany)	36,025	1,773,184
Total Industrials		18,444,498

Information Technology - 15.4%
Communications Equipment - 3.4%
ECI Telecom Ltd.* (Israel)	619,870	5,783,387

Electronic Equipment & Instruments - 2.3%
AU Optronics Corp. - ADR (Taiwan)	102,000	1,725,840
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	96,050	2,219,716
Tyco Electronics Ltd.* (Bermuda)	368	13,182
		3,958,738

IT Services - 1.2%
Getronics N.V.* (Netherlands)	239,260	2,032,592

Software - 8.5%
Aladdin Knowledge Systems Ltd.* (Israel)	45,050	992,001
Amdocs Ltd.* (Guernsey)	136,425	4,937,221
Misys plc (United Kingdom)	340,475	1,659,538
SAP AG - ADR (Germany)	35,080	1,891,514
Square Enix Co. Ltd. (Japan)	67,200	1,957,282
UbiSoft Entertainment S.A.* (France)	44,220	2,900,654
		14,338,210
Total Information Technology		26,112,927

Materials - 8.5%
Chemicals - 6.6%
Lonza Group AG (Switzerland)	79,120	7,520,186
NITTO DENKO Corp. (Japan)	70,000	3,711,271
		11,231,457

Paper & Forest Products - 1.9%
Norbord, Inc. (Canada)	425,800	3,241,909
Total Materials		14,473,366

Telecommunication Services - 1.8%
Wireless Telecommunication Services - 1.8%
Hutchison Telecommunications International Ltd. (Hong Kong)	1,347,000	1,686,827
SK Telecom Co. Ltd. - ADR (South Korea)	46,960	1,321,454
Total Telecommunication Services		3,008,281

TOTAL COMMON STOCKS
(Identified Cost $142,703,172)		158,921,902

SHORT-TERM INVESTMENTS - 8.4%
Dreyfus Treasury Cash Management - Institutional Shares	5,347,935	5,347,935
U.S. Treasury Bill, 8/9/2007	$6,000,000	5,993,867
U.S. Treasury Bill, 9/13/2007	3,000,000	2,983,337

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $14,325,139)		14,325,139

TOTAL INVESTMENTS - 102.1%
(Identified Cost $157,028,311)		173,247,041

LIABILITIES, LESS OTHER ASSETS - (2.1%)		(3,586,780)

NET ASSETS - 100%		$169,660,261

*Non-income producing security
ADR - American Depository Receipt

The Series' portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 20.4%; France - 15.4%; Switzerland - 13.2%.

Federal Tax Information:

On July 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$157,039,329

Unrealized appreciation	$19,819,205
Unrealized depreciation	(3,611,493)

Net unrealized appreciation	$16,207,712

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2007 (unaudited)

	Shares/
Pro-Blend® Conservative Term Series	Principal Amount	Value

COMMON STOCKS - 28.40%

Consumer Discretionary - 3.76%
Auto Components - 0.04%
Azure Dynamics Corp.* (Canada)	4,750	$2,316
Hankook Tire Co. Ltd. (South Korea)	1,030	23,761
Tenneco, Inc.*	270	9,531
		35,608

Distributors - 0.01%
Building Materials Holding Corp.	530	7,362

Hotels, Restaurants & Leisure - 0.91%
Carnival Corp.	11,630	515,325
Club Mediterranee S.A.* (France)	375	26,943
International Game Technology	9,130	322,472
		864,740

Household Durables - 0.01%
LG Electronics, Inc. (South Korea)	150	12,715

Internet & Catalog Retail - 0.03%
Audible, Inc.*	2,825	30,114

Leisure Equipment & Products - 0.01%
Sankyo Co. Ltd. (Japan)	200	8,037
Sega Sammy Holdings, Inc. (Japan)	300	4,346
		12,383

Media - 2.34%
Acme Communications, Inc.	550	2,178
Cablevision Systems Corp. - Class A*	12,415	441,850
Charter Communications, Inc. - Class A*	94,440	383,426
Comcast Corp. - Class A*	13,537	355,617
DreamWorks Animation SKG, Inc. - Class A*	200	6,200
The E.W. Scripps Co. - Class A	11,770	482,217
Grupo Televisa S.A. - ADR (Mexico)	280	7,070
Impresa S.A. (SGPS)* (Portugal)	1,000	4,241
Mediacom Communications Corp. - Class A*	1,780	16,127
Mediaset S.p.A. (Italy)	725	7,592
Playboy Enterprises, Inc. - Class B*	500	5,500
Reed Elsevier plc - ADR (United Kingdom)	275	13,577
Time Warner, Inc.	25,670	494,404
Wolters Kluwer N.V. (Netherlands)	350	10,342
		2,230,341

Specialty Retail - 0.38%
Build-A-Bear Workshop, Inc.*	500	10,000
KOMERI Co. Ltd. (Japan)	100	2,693
Limited Brands, Inc.	13,900	335,685
Tractor Supply Co.*	170	8,078
Valora Holding AG (Switzerland)	30	7,297
		363,753

Textiles, Apparel & Luxury Goods - 0.03%
Adidas AG (Germany)	160	9,773
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	50	5,661
PPR (France)	75	13,187
		28,621
Total Consumer Discretionary		3,585,637

Consumer Staples - 2.54%
Beverages - 0.91%
The Coca-Cola Co.	16,021	834,854
Diageo plc (United Kingdom)	350	7,193
Hansen Natural Corp.*	225	9,124
Scottish & Newcastle plc (United Kingdom)	1,415	17,041
		868,212

Food & Staples Retailing - 0.01%
Tesco plc (United Kingdom)	1,675	13,871

Food Products - 1.23%
Cadbury Schweppes plc (United Kingdom)	2,600	32,738
Groupe Danone (France)	200	14,695
Nestle S.A. (Switzerland)	1,485	574,719
Suedzucker AG (Germany)	150	2,873
Unilever plc - ADR (United Kingdom)	17,460	544,577
		1,169,602

Household Products - 0.02%
Central Garden & Pet Co.*	490	6,164
Reckitt Benckiser plc (United Kingdom)	175	9,425
		15,589

Personal Products - 0.37%
Clarins S.A. (France)	342	27,674
The Estee Lauder Companies, Inc. - Class A	7,020	316,040
L'Oreal S.A. (France)	80	9,238
		352,952
Total Consumer Staples		2,420,226

Energy - 1.73%
Energy Equipment & Services - 1.64%
Abbot Group plc (United Kingdom)	5,985	33,426
Baker Hughes, Inc.	5,545	438,332
Calfrac Well Services Ltd. (Canada)	1,110	18,474
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	125	32,006
Pride International, Inc.*	600	21,030
Schlumberger Ltd.	5,390	510,541
Weatherford International Ltd.*	9,252	511,913
		1,565,722

Oil, Gas & Consumable Fuels - 0.09%
BP plc (United Kingdom)	550	6,451
Edge Petroleum Corp.*	510	6,329
Eni S.p.A. (Italy)	575	20,279
Evergreen Energy, Inc.*	675	2,477
Forest Oil Corp.*	175	7,082
Foundation Coal Holdings, Inc.	175	6,099
Mariner Energy, Inc.*	141	2,979
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	200	11,170
Royal Dutch Shell plc - Class B (United Kingdom)	196	7,802
Total S.A. (France)	200	15,946
		86,614
Total Energy		1,652,336

Financials - 2.56%
Capital Markets - 0.38%
Bank of New York Mellon Corp.[1]	250	10,638
The Charles Schwab Corp.	300	6,039
Deutsche Bank AG (Germany)	150	20,828
Franklin Resources, Inc.	50	6,369
Janus Capital Group, Inc.	675	20,291
Macquarie Bank Ltd. (Australia)	200	14,058
Merrill Lynch & Co., Inc.	200	14,840
Morgan Stanley	125	7,984
SEI Investments Co.	9,740	265,512
		366,559

Commercial Banks - 1.42%
Aareal Bank AG (Germany)	635	29,987
The Bancorp, Inc.*	820	15,154
BNP Paribas (France)	120	13,417
Boston Private Financial Holdings, Inc.	535	13,637
Commerzbank AG (Germany)	300	13,014
Credit Agricole S.A. (France)	200	7,757
The Hachijuni Bank Ltd. (Japan)	1,000	7,328
HSBC Holdings plc (United Kingdom)	1,350	25,059
HSBC Holdings plc - ADR (United Kingdom)	150	13,974
Huntington Bancshares, Inc.	300	5,760
KeyCorp	290	10,060
PNC Financial Services Group, Inc.	5,120	341,248
Royal Bank of Scotland Group plc (United Kingdom)	4,455	53,608
Societe Generale (France)	55	9,589
Societe Generale - ADR (France)	175	6,106
The Sumitomo Trust & Banking Co. Ltd. (Japan)	1,000	8,518
SunTrust Banks, Inc.	150	11,745
TCF Financial Corp.	580	14,262
U.S. Bancorp	12,505	374,525
UniCredito Italiano S.p.A. (Italy)	1,775	15,237
Wachovia Corp.	7,125	336,371
Wells Fargo & Co.	200	6,754
Wilmington Trust Corp.	225	8,762
Zions Bancorporation	125	9,319
		1,351,191

Consumer Finance - 0.03%
Capital One Financial Corp.	130	9,199
Discover Financial Services*	62	1,429
Nelnet, Inc. - Class A	1,040	17,992
		28,620

Diversified Financial Services - 0.45%
Bank of America Corp.	7,313	346,782
Citigroup, Inc.	475	22,121
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	215	18,000
ING Groep N.V. (Netherlands)	225	9,640
JPMorgan Chase & Co.	400	17,604
Moody's Corp.	270	14,526
		428,673

Insurance - 0.21%
Allianz SE (Germany)	300	64,244
Ambac Financial Group, Inc.	180	12,087
American International Group, Inc.	320	20,538
Axa (France)	200	7,943
MBIA, Inc.	245	13,745
Muenchener Rueckver AG (Germany)	125	21,674
Principal Financial Group, Inc.	270	15,225
The Progressive Corp.	600	12,588
Torchmark Corp.	110	6,769
Willis Group Holdings Ltd. (United Kingdom)	505	20,498
		195,311

Real Estate Management & Development - 0.05%
Alstria Office AG* (Germany)	1,070	20,039
Rodobens Negocios Imobiliarios S.A. (Brazil)	950	11,507
Rossi Residencial S.A. (Brazil)	630	16,032
		47,578

Thrifts & Mortgage Finance - 0.02%
Countrywide Financial Corp.	150	4,226
Flagstar Bancorp, Inc.	590	6,313
IndyMac Bancorp, Inc.	230	5,060
		15,599
Total Financials		2,433,531

Health Care - 7.39%
Biotechnology - 0.50%
Amgen, Inc.*	3,760	202,062
Genzyme Corp.*	3,410	215,069
Monogram Biosciences, Inc.*	15,275	25,357
Senomyx, Inc.*	1,050	11,645
Theratechnologies, Inc.* (Canada)	2,030	19,396
		473,529

Health Care Equipment & Supplies - 2.76%
Abaxis, Inc.*	1,040	18,928
Alsius Corp.*	2,120	10,982
Boston Scientific Corp.*	59,040	776,376
The Cooper Companies, Inc.	8,568	429,514
Covidien Ltd.* (Bermuda)	9,330	382,064
Dexcom, Inc.*	3,470	27,864
Edwards Lifesciences Corp.*	355	16,316
ev3, Inc.*	2,990	49,245
Foxhollow Technologies, Inc.*	2,810	72,133
Gen-Probe, Inc.*	340	21,423
IDEXX Laboratories, Inc.*	260	26,068
Inverness Medical Innovations, Inc.*	1,360	65,838
Kyphon, Inc.*	1,330	87,275
Medtronic, Inc.	7,595	384,839
Mentor Corp.	720	28,332
Micrus Endovascular Corp.*	475	11,172
OraSure Technologies, Inc.*	4,105	32,881
ResMed, Inc.*	350	15,043
Respironics, Inc.*	425	19,444
SonoSite, Inc.*	930	26,319
STAAR Surgical Co.*	5,480	20,002
Straumann Holding AG (Switzerland)	75	20,974
Wright Medical Group, Inc.*	3,795	91,877
		2,634,909

Health Care Providers & Services - 0.74%
AMN Healthcare Services, Inc.*	1,400	30,058
Cross Country Healthcare, Inc.*	1,735	28,402
Patterson Companies, Inc.*	360	12,913
Quest Diagnostics, Inc.	6,950	385,516
Sonic Healthcare Ltd. (Australia)	3,380	44,348
Tenet Healthcare Corp.*	39,660	205,439
		706,676

Health Care Technology - 0.06%
AMICAS, Inc.*	9,475	33,542
Eclipsys Corp.*	940	20,426
		53,968

Life Sciences Tools & Services - 1.31%
Affymetrix, Inc.*	12,445	303,409
Caliper Life Sciences, Inc.*	10,897	52,306
Invitrogen Corp.*	4,580	328,844
Luminex Corp.*	2,910	34,745
PerkinElmer, Inc.	18,613	518,000
QIAGEN N.V.* (Netherlands)	550	9,460
		1,246,764

Pharmaceuticals - 2.02%
AstraZeneca plc (United Kingdom)	25	1,299
AstraZeneca plc - ADR (United Kingdom)	150	7,775
Barr Pharmaceuticals, Inc.*	12,470	638,713
GlaxoSmithKline plc (United Kingdom)	375	9,558
Johnson & Johnson	5,940	359,370
Novartis AG - ADR (Switzerland)	15,148	817,235
Roche Holding AG (Switzerland)	220	39,294
Sanofi-Aventis (France)	41	3,449
Shire plc (United Kingdom)	775	19,171
Valeant Pharmaceuticals International	1,700	26,673
		1,922,537
Total Health Care		7,038,383

Industrials - 2.71%
Aerospace & Defense - 0.02%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	545	23,560

Air Freight & Logistics - 0.66%
Deutsche Post AG (Germany)	400	11,776
TNT N.V. (Netherlands)	375	16,190
United Parcel Service, Inc. - Class B	7,910	598,945
		626,911

Airlines - 1.22%
AirTran Holdings, Inc.*	990	9,742
Deutsche Lufthansa AG (Germany)	750	21,238
JetBlue Airways Corp.*	37,104	365,474
Southwest Airlines Co.	49,245	771,177
		1,167,631

Commercial Services & Supplies - 0.01%
ChoicePoint, Inc.*	75	2,906
Covanta Holding Corp.*	275	6,237
		9,143

Electrical Equipment - 0.04%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	500	12,035
Gamesa Corporacion Tecnologica S.A. (Spain)	325	13,320
Hubbell, Inc. - Class B	125	7,206
Plug Power, Inc.*	850	2,525
		35,086

Industrial Conglomerates - 0.73%
3M Co.	7,801	693,665

Machinery - 0.03%
FreightCar America, Inc.	240	11,345
Heidelberger Druckmaschinen AG (Germany)	125	6,153
Schindler Holding AG (Switzerland)	125	8,026
		25,524
Total Industrials		2,581,520

Information Technology - 4.82%
Communications Equipment - 1.04%
Blue Coat Systems, Inc.*	870	42,395
Cisco Systems, Inc.*	21,811	630,556
ECI Telecom Ltd.* (Israel)	8,295	77,392
Harris Stratex Networks, Inc. - Class A*	910	15,488
Juniper Networks, Inc.*	7,496	224,580
		990,411

Computers & Peripherals - 0.24%
EMC Corp.*	10,623	196,632
Rackable Systems, Inc.*	2,390	28,919
		225,551

Electronic Equipment & Instruments - 0.38%
AU Optronics Corp. - ADR (Taiwan)	1,740	29,441
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	10,980	253,748
LoJack Corp.*	2,740	58,417
Planar Systems, Inc.*	1,890	14,080
Samsung SDI Co. Ltd. (South Korea)	150	10,495
		366,181

Internet Software & Services - 0.06%
iPass, Inc.*	7,090	33,678
Online Resources Corp.*	1,750	19,127
		52,805

IT Services - 1.94%
Automatic Data Processing, Inc.	11,758	545,806
CheckFree Corp.*	17,147	631,695
Getronics N.V.* (Netherlands)	3,850	32,707
Gevity HR, Inc.	2,030	30,511
MoneyGram International, Inc.	825	21,112
Paychex, Inc.	150	6,207
RightNow Technologies, Inc.*	2,375	31,350
Western Union Co.	27,312	544,874
		1,844,262

Office Electronics - 0.01%
Boewe Systec AG (Germany)	110	6,230

Semiconductors & Semiconductor Equipment - 0.06%
Hynix Semiconductor, Inc.* (South Korea)	280	11,456
Netlogic Microsystems, Inc.*	1,300	39,624
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	897	9,105
		60,185

Software - 1.09%
Aladdin Knowledge Systems Ltd.* (Israel)	1,810	39,856
Amdocs Ltd.* (Guernsey)	1,765	63,875
Borland Software Corp.*	8,030	42,639
Electronic Arts, Inc.*	7,660	372,582
Misys plc (United Kingdom)	1,475	7,189
Salesforce.com, Inc.*	7,902	307,072
SAP AG (Germany)	300	16,293
SAP AG - ADR (Germany)	930	50,146
Sonic Solutions*	2,140	23,925
Square Enix Co. Ltd. (Japan)	300	8,738
Take-Two Interactive Software, Inc.*	495	8,727
TIBCO Software, Inc.*	4,245	34,512
UbiSoft Entertainment S.A.* (France)	480	31,486
Utimaco Safeware AG (Germany)	1,980	35,104
		1,042,144
Total Information Technology		4,587,769

Materials - 1.48%
Chemicals - 0.90%
Arkema* (France)	2	131
Bayer AG (Germany)	400	28,559
Calgon Carbon Corp.*	1,000	11,000
Lonza Group AG (Switzerland)	2,225	211,481
NITTO DENKO Corp. (Japan)	11,300	599,105
Tronox, Inc. - Class A	460	5,469
		855,745

Paper & Forest Products - 0.58%
Louisiana-Pacific Corp.	9,090	168,347
Norbord, Inc. (Canada)	3,260	24,821
Weyerhaeuser Co.	5,100	363,324
		556,492
Total Materials		1,412,237

Telecommunication Services - 0.10%
Diversified Telecommunication Services - 0.01%
Swisscom AG - ADR (Switzerland)	350	11,830

Wireless Telecommunication Services - 0.09%
Hutchison Telecommunications International Ltd. (Hong Kong)	8,000	10,018
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	1,910	35,240
SK Telecom Co. Ltd. (South Korea)	120	26,768
SK Telecom Co. Ltd. - ADR (South Korea)	250	7,035
		79,061
Total Telecommunication Services		90,891

Utilities - 1.31%
Electric Utilities - 0.47%
American Electric Power Co., Inc.	9,504	413,329
E.ON AG (Germany)	175	27,627
Westar Energy, Inc.	100	2,302
		443,258

Independent Power Producers & Energy Traders - 0.43%
Mirant Corp.*	10,952	414,314

Multi-Utilities - 0.38%
Aquila, Inc.*	2,700	10,206
National Grid plc (United Kingdom)	900	12,840
Xcel Energy, Inc.	16,818	341,405
		364,451

Water Utilities - 0.03%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	538	12,775
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	760	11,709
		24,484
Total Utilities		1,246,507

TOTAL COMMON STOCKS
(Identified Cost $25,022,625)		27,049,037

WARRANTS - 0.01%
Health Care - 0.01%
Health Care Equipment & Supplies - 0.01%
Alsius Corp., 8/3/2009	7,770	6,138

Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011	348	425

TOTAL WARRANTS
(Identified Cost $4,333)		6,563

CORPORATE BONDS - 1.63%
Convertible Corporate Bonds - 0.08%
Consumer Discretionary - 0.08%
Hotels, Restaurants & Leisure - 0.03%
Carnival Corp., 2.00%, 4/15/2021	$25,000	29,094

Media - 0.05%
Charter Communications, Inc., 5.875%, 11/16/2009	25,000	44,750

Total Convertible Corporate Bonds
(Identified Cost $70,752)		73,844

Non-Convertible Corporate Bonds - 1.55%
Consumer Discretionary - 0.45%
Automobiles - 0.19%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	55,000	53,793
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	130,000	128,909
		182,702

Media - 0.17%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	65,000	69,374
Comcast Corp., 6.50%, 11/15/2035	65,000	61,885
The Walt Disney Co., 7.00%, 3/1/2032	30,000	33,209
		164,468

Multiline Retail - 0.05%
Target Corp., 5.875%, 3/1/2012	45,000	45,252

Specialty Retail - 0.04%
Lowe's Companies, Inc., 8.25%, 6/1/2010	35,000	37,611
Total Consumer Discretionary		430,033

Consumer Staples - 0.03%
Food & Staples Retailing - 0.03%
The Kroger Co., 6.80%, 4/1/2011	25,000	25,914

Energy - 0.07%
Oil, Gas & Consumable Fuels - 0.07%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	20,000	19,654
Arch Western Finance LLC, 6.75%, 7/1/2013	55,000	50,050
Total Energy		69,704

Financials - 0.45%
Capital Markets - 0.15%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	45,000	41,114
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	25,000	25,695
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	25,000	24,553
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	25,000	24,640
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	25,000	22,568
		138,570

Commercial Banks - 0.14%
PNC Bank National Association, 5.25%, 1/15/2017	40,000	38,012
U.S. Bank National Association, 6.375%, 8/1/2011	30,000	31,038
Wachovia Corp., 5.25%, 8/1/2014	70,000	67,616
		136,666

Diversified Financial Services - 0.07%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	45,000	40,292
Citigroup, Inc., 6.625%, 6/15/2032	25,000	25,915
		66,207

Insurance - 0.09%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	65,000	57,134
American International Group, Inc., 4.25%, 5/15/2013	35,000	32,806
		89,940
Total Financials		431,383

Health Care - 0.06%
Pharmaceuticals - 0.06%
Abbott Laboratories, 3.50%, 2/17/2009	20,000	19,475
Wyeth, 6.50%, 2/1/2034	40,000	40,405
Total Health Care		59,880

Industrials - 0.24%
Aerospace & Defense - 0.02%
Boeing Capital Corp., 6.50%, 2/15/2012	20,000	21,080

Airlines - 0.04%
Southwest Airlines Co., 5.25%, 10/1/2014	45,000	42,009

Industrial Conglomerates - 0.04%
General Electric Capital Corp., 6.75%, 3/15/2032	30,000	32,668

Machinery - 0.03%
John Deere Capital Corp., 5.50%, 4/13/2017	25,000	24,485

Road & Rail - 0.11%
CSX Corp., 6.00%, 10/1/2036	75,000	68,481
Union Pacific Corp., 5.65%, 5/1/2017	40,000	38,830
		107,311
Total Industrials		227,553

Information Technology - 0.09%
Communications Equipment - 0.09%
Cisco Systems, Inc., 5.50%, 2/22/2016	25,000	24,548
Corning, Inc., 6.20%, 3/15/2016	55,000	55,360
Total Information Technology		79,908

Utilities - 0.16%
Electric Utilities - 0.14%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	20,000	20,950
American Electric Power Co., Inc., 5.375%, 3/15/2010	50,000	49,971
Exelon Generation Co. LLC, 5.35%, 1/15/2014	65,000	62,250
		133,171

Multi-Utilities - 0.02%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	20,000	21,851
Total Utilities		155,022

Total Non-Convertible Corporate Bonds
(Identified Cost $1,528,020)		1,479,397

TOTAL CORPORATE BONDS
(Identified Cost $1,598,772)		1,553,241

U.S. TREASURY SECURITIES - 43.63%
U.S. Treasury Bonds - 4.51%
U.S. Treasury Bond, 6.875%, 8/15/2025	170,000	207,148
U.S. Treasury Bond, 5.50%, 8/15/2028	3,835,000	4,084,574

Total U.S. Treasury Bonds
(Identified Cost $4,358,480)		4,291,722

U.S. Treasury Notes - 39.12%
U.S. Treasury Note, 3.25%, 8/15/2007	1,050,000	1,049,375
U.S. Treasury Note, 6.125%, 8/15/2007	15,000	15,008
U.S. Treasury Note, 3.00%, 2/15/2008	8,400,000	8,312,715
U.S. Treasury Note, 5.50%, 2/15/2008	90,000	90,260
U.S. Treasury Note, 5.625%, 5/15/2008	10,000	10,055
U.S. Treasury Note, 3.25%, 8/15/2008	300,000	295,383
U.S. Treasury Note, 4.75%, 11/15/2008	6,300,000	6,300,983
Interest Stripped - Principal Payment, 2/15/2009	17,000	15,863
U.S. Treasury Note, 3.50%, 11/15/2009	2,000,000	1,954,062
U.S. Treasury Note, 3.875%, 5/15/2010	1,000,000	982,578
U.S. Treasury Note, 5.00%, 2/15/2011	1,000,000	1,015,156
U.S. Treasury Note, 4.875%, 4/30/2011	5,000,000	5,049,220
U.S. Treasury Note, 4.00%, 11/15/2012	4,000,000	3,891,564
U.S. Treasury Note, 3.625%, 5/15/2013	3,525,000	3,346,822
U.S. Treasury Note, 4.625%, 2/15/2017	5,000,000	4,935,545

Total U.S. Treasury Notes
(Identified Cost $37,271,044)		37,264,589

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $41,629,524)		41,556,311

U.S. GOVERNMENT AGENCIES - 6.39%
Mortgage-Backed Securities - 6.38%
Fannie Mae, Pool #805347, 5.50%, 1/1/2020	24,436	24,161
Fannie Mae, Pool #851149, 5.00%, 4/1/2021	405,938	393,584
Fannie Mae, Pool #899023, 4.50%, 1/1/2022	128,344	122,265
Fannie Mae, Pool #899287, 5.00%, 2/1/2022	118,713	115,099
Fannie Mae, Pool #747607, 6.50%, 11/1/2033	32,571	33,103
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	347,083	316,435
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	162,205	163,861
Fannie Mae, TBA[3], 4.50%, 8/15/2037	184,000	167,555
Fannie Mae, TBA[3], 5.50%, 8/15/2037	105,000	101,391
Fannie Mae, TBA[3], 6.50%, 8/15/2037	229,000	231,290
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	20,134	19,937
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	109,445	104,376
Federal Home Loan Mortgage Corp., Pool #G11912, 5.50%, 3/1/2021	401,966	397,421
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	87,675	84,979
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	80,838	79,843
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	13,245	13,482
Federal Home Loan Mortgage Corp., Pool #A52888, 6.50%, 10/1/2036	155,609	157,389
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 8/15/2022	51,000	49,422
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 8/15/2022	183,000	180,712
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 8/15/2037	108,000	101,284
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 8/15/2037	411,000	407,661
GNMA, Pool #365225, 9.00%, 11/15/2024	2,119	2,289
GNMA, Pool #398655, 6.50%, 5/15/2026	1,533	1,566
GNMA, Pool #452826, 9.00%, 1/15/2028	2,165	2,346
GNMA, Pool #460820, 6.00%, 6/15/2028	15,863	15,904
GNMA, Pool #458983, 6.00%, 1/15/2029	40,506	40,592
GNMA, Pool #530481, 8.00%, 8/15/2030	17,428	18,508
GNMA, Pool #577796, 6.00%, 1/15/2032	41,739	41,801
GNMA, Pool #631703, 6.50%, 9/15/2034	8,941	9,125
GNMA, Pool #003808, 6.00%, 1/20/2036	684,902	683,569
GNMA, Pool #651235, 6.50%, 2/15/2036	581,923	592,340
GNMA, Pool #003830, 5.50%, 3/20/2036	1,441,012	1,401,156

Total Mortgage-Backed Securities
(Identified Cost $6,167,798)		6,074,446

Other Agencies - 0.01%
Fannie Mae, 5.25%, 1/15/2009
(Identified Cost $15,359)	15,000	15,064

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $6,183,157)		6,089,510

SHORT-TERM INVESTMENTS - 21.85%
Dreyfus Treasury Cash Management - Institutional Shares	3,843,678	3,843,678
Fannie Mae Discount Note, 9/13/2007	$2,000,000	1,987,769
U.S. Treasury Bill, 8/9/2007	15,000,000	14,984,733

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $20,816,180)		20,816,180

TOTAL INVESTMENTS - 101.91%
(Identified Cost $95,254,591)		97,070,842

LIABILITIES, LESS OTHER ASSETS - (1.91%)		(1,817,149)

NET ASSETS - 100%		$95,253,693

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund’s custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $20,950, or 0.02%, of the Series’ net assets as of July 31, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$95,302,057

Unrealized appreciation	$3,028,424
Unrealized depreciation	(1,259,639)

Net unrealized appreciation	$1,768,785

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2007 (unaudited)

	Shares/
Pro-Blend® Moderate Term Series	Principal Amount	Value

COMMON STOCKS - 52.86%

Consumer Discretionary - 7.33%
Auto Components - 0.07%
Azure Dynamics Corp.* (Canada)	31,950	$15,578
Hankook Tire Co. Ltd. (South Korea)	7,330	169,092
Tenneco, Inc.*	1,830	64,599
		249,269

Distributors - 0.01%
Building Materials Holding Corp.	3,710	51,532

Hotels, Restaurants & Leisure - 1.75%
Carnival Corp.	78,945	3,498,053
Club Mediterranee S.A.* (France)	3,800	273,022
International Game Technology	64,380	2,273,902
		6,044,977

Household Durables - 0.03%
LG Electronics, Inc. (South Korea)	1,100	93,243

Internet & Catalog Retail - 0.07%
Audible, Inc.*	23,390	249,337

Leisure Equipment & Products - 0.03%
Sankyo Co. Ltd. (Japan)	1,500	60,279
Sega Sammy Holdings, Inc. (Japan)	2,300	33,320
		93,599

Media - 4.56%
Acme Communications, Inc.	6,500	25,740
Cablevision Systems Corp. - Class A*	81,795	2,911,084
Charter Communications, Inc. - Class A*	651,020	2,643,141
Comcast Corp. - Class A*	115,723	3,040,043
DreamWorks Animation SKG, Inc. - Class A*	1,500	46,500
The E.W. Scripps Co. - Class A	82,830	3,393,545
Grupo Televisa S.A. - ADR (Mexico)	2,000	50,500
Impresa S.A. (SGPS)* (Portugal)	12,200	51,738
Mediacom Communications Corp. - Class A*	12,640	114,518
Mediaset S.p.A. (Italy)	5,475	57,335
Playboy Enterprises, Inc. - Class B*	4,025	44,275
Reed Elsevier plc - ADR (United Kingdom)	2,350	116,019
Time Warner, Inc.	164,515	3,168,559
Wolters Kluwer N.V. (Netherlands)	2,925	86,431
		15,749,428

Specialty Retail - 0.74%
Build-A-Bear Workshop, Inc.*	4,150	83,000
KOMERI Co. Ltd. (Japan)	2,300	61,942
Limited Brands, Inc.	95,860	2,315,019
Tractor Supply Co.*	1,315	62,489
Valora Holding AG (Switzerland)	220	53,512
		2,575,962

Textiles, Apparel & Luxury Goods - 0.07%
Adidas AG (Germany)	1,180	72,076
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	700	79,251
PPR (France)	475	83,519
		234,846
Total Consumer Discretionary		25,342,193

Consumer Staples - 4.88%
Beverages - 1.66%
The Coca-Cola Co.	102,948	5,364,620
Diageo plc (United Kingdom)	2,900	59,603
Hansen Natural Corp.*	1,650	66,907
Kirin Holdings Co. Ltd. (Japan)	5,000	71,296
Scottish & Newcastle plc (United Kingdom)	13,195	158,911
		5,721,337

Food & Staples Retailing - 0.04%
Tesco plc (United Kingdom)	17,825	147,610

Food Products - 2.33%
Cadbury Schweppes plc (United Kingdom)	22,975	289,293
Groupe Danone (France)	2,150	157,973
Nestle S.A. (Switzerland)	10,000	3,870,162
Suedzucker AG (Germany)	2,500	47,880
Unilever plc - ADR (United Kingdom)	117,674	3,670,252
		8,035,560

Household Products - 0.05%
Central Garden & Pet Co.*	3,550	44,659
Kao Corp. (Japan)	1,000	27,691
Reckitt Benckiser plc (United Kingdom)	2,100	113,105
		185,455

Personal Products - 0.80%
Clarins S.A. (France)	3,458	279,813
The Estee Lauder Companies, Inc. - Class A	53,820	2,422,976
L'Oreal S.A. (France)	570	65,820
		2,768,609
Total Consumer Staples		16,858,571

Energy - 3.31%
Energy Equipment & Services - 3.11%
Abbot Group plc (United Kingdom)	41,335	230,856
Baker Hughes, Inc.	34,975	2,764,774
Calfrac Well Services Ltd. (Canada)	7,920	131,814
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	1,400	358,470
Pride International, Inc.*	5,800	203,290
Schlumberger Ltd.	37,321	3,535,045
Weatherford International Ltd.*	63,830	3,531,714
		10,755,963

Oil, Gas & Consumable Fuels - 0.20%
BP plc (United Kingdom)	6,800	79,754
Edge Petroleum Corp.*	3,600	44,676
Eni S.p.A. (Italy)	4,025	141,951
Evergreen Energy, Inc.*	5,075	18,625
Forest Oil Corp.*	1,250	50,587
Foundation Coal Holdings, Inc.	1,300	45,305
Mariner Energy, Inc.*	1,011	21,362
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	1,500	83,775
Royal Dutch Shell plc - Class B (United Kingdom)	2,382	94,818
Total S.A. (France)	1,200	95,673
		676,526
Total Energy		11,432,489

Financials - 5.06%
Capital Markets - 0.77%
Bank of New York Mellon Corp.[1]	1,650	70,207
The Charles Schwab Corp.	2,450	49,319
Daiwa Securities Group, Inc. (Japan)	3,000	32,267
Deutsche Bank AG (Germany)	1,050	145,795
Franklin Resources, Inc.	775	98,712
Janus Capital Group, Inc.	4,875	146,543
Macquarie Bank Ltd. (Australia)	1,525	107,192
Merrill Lynch & Co., Inc.	1,425	105,735
Morgan Stanley	950	60,677
SEI Investments Co.	67,060	1,828,056
		2,644,503

Commercial Banks - 2.75%
Aareal Bank AG (Germany)	4,850	229,035
The Bancorp, Inc.*	5,800	107,184
BNP Paribas (France)	700	78,265
Boston Private Financial Holdings, Inc.	3,920	99,921
The Chugoku Bank Ltd. (Japan)	4,000	53,896
Commerzbank AG (Germany)	2,375	103,026
Credit Agricole S.A. (France)	1,475	57,205
The Hachijuni Bank Ltd. (Japan)	7,000	51,296
HSBC Holdings plc (United Kingdom)	10,350	192,122
HSBC Holdings plc - ADR (United Kingdom)	1,175	109,463
Huntington Bancshares, Inc.	2,150	41,280
KeyCorp	2,025	70,247
Mitsubishi UFJ Financial Group, Inc. (Japan)	4	42,887
PNC Financial Services Group, Inc.	36,770	2,450,720
Royal Bank of Scotland Group plc (United Kingdom)	31,420	378,081
Societe Generale (France)	475	82,811
Societe Generale - ADR (France)	1,300	45,356
The Sumitomo Trust & Banking Co. Ltd. (Japan)	7,000	59,629
SunTrust Banks, Inc.	1,050	82,215
TCF Financial Corp.	3,950	97,131
U.S. Bancorp	80,972	2,425,111
UniCredito Italiano S.p.A. (Italy)	17,000	145,932
Wachovia Corp.	49,056	2,315,934
Wells Fargo & Co.	1,200	40,524
Wilmington Trust Corp.	1,675	65,225
Zions Bancorporation	925	68,959
		9,493,455

Consumer Finance - 0.07%
Capital One Financial Corp.	1,415	100,125
Discover Financial Services*	475	10,949
Nelnet, Inc. - Class A	7,690	133,037
		244,111

Diversified Financial Services - 0.93%
Bank of America Corp.	55,280	2,621,378
Citigroup, Inc.	3,345	155,777
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	1,745	146,095
ING Groep N.V. (Netherlands)	1,875	80,336
JPMorgan Chase & Co.	2,850	125,428
Moody's Corp.	1,850	99,530
		3,228,544

Insurance - 0.41%
Allianz SE (Germany)	2,100	449,711
Ambac Financial Group, Inc.	1,275	85,616
American International Group, Inc.	2,250	144,405
Axa (France)	1,850	73,470
MBIA, Inc.	1,700	95,370
Muenchener Rueckver AG (Germany)	1,125	195,069
Principal Financial Group, Inc.	1,825	102,912
The Progressive Corp.	4,260	89,375
Torchmark Corp.	770	47,386
Willis Group Holdings Ltd. (United Kingdom)	3,625	147,139
		1,430,453

Real Estate Management & Development - 0.10%
Alstria Office AG* (Germany)	7,620	142,708
Rodobens Negocios Imobiliarios S.A. (Brazil)	6,780	82,125
Rossi Residencial S.A. (Brazil)	4,480	114,005
		338,838

Thrifts & Mortgage Finance - 0.03%
Countrywide Financial Corp.	1,110	31,269
Flagstar Bancorp, Inc.	4,160	44,512
IndyMac Bancorp, Inc.	1,650	36,300
		112,081
Total Financials		17,491,985

Health Care - 12.75%
Biotechnology - 0.88%
Amgen, Inc.*	25,335	1,361,503
Genzyme Corp.*	20,040	1,263,923
Monogram Biosciences, Inc.*	108,075	179,404
Senomyx, Inc.*	7,650	84,839
Theratechnologies, Inc.* (Canada)	14,510	138,638
		3,028,307

Health Care Equipment & Supplies - 5.15%
Abaxis, Inc.*	7,440	135,408
Alsius Corp.*	15,410	79,824
Boston Scientific Corp.*	346,770	4,560,025
The Cooper Companies, Inc.	56,874	2,851,094
Covidien Ltd.* (Bermuda)	62,850	2,573,708
Dexcom, Inc.*	23,060	185,172
Edwards Lifesciences Corp.*	2,525	116,049
ev3, Inc.*	21,610	355,917
Foxhollow Technologies, Inc.*	21,775	558,964
Gen-Probe, Inc.*	2,400	151,224
IDEXX Laboratories, Inc.*	1,880	188,489
Inverness Medical Innovations, Inc.*	9,690	469,093
Kyphon, Inc.*	10,190	668,668
Medtronic, Inc.	60,809	3,081,192
Mentor Corp.	5,125	201,669
Micrus Endovascular Corp.*	3,675	86,436
OraSure Technologies, Inc.*	32,570	260,886
ResMed, Inc.*	2,475	106,376
Respironics, Inc.*	2,875	131,531
SonoSite, Inc.*	6,750	191,025
STAAR Surgical Co.*	39,170	142,971
Straumann Holding AG (Switzerland)	500	139,825
Wright Medical Group, Inc.*	23,800	576,198
		17,811,744

Health Care Providers & Services - 1.42%
AMN Healthcare Services, Inc.*	13,350	286,624
Cross Country Healthcare, Inc.*	12,300	201,351
Patterson Companies, Inc.*	2,500	89,675
Quest Diagnostics, Inc.	46,310	2,568,816
Sonic Healthcare Ltd. (Australia)	24,540	321,984
Tenet Healthcare Corp.*	279,545	1,448,043
		4,916,493

Health Care Technology - 0.18%
AMICAS, Inc.*	76,975	272,492
Eclipsys Corp.*	15,763	342,530
		615,022

Life Sciences Tools & Services - 2.43%
Affymetrix, Inc.*	79,482	1,937,771
Caliper Life Sciences, Inc.*	80,198	384,950
Invitrogen Corp.*	32,608	2,341,254
Luminex Corp.*	20,480	244,531
PerkinElmer, Inc.	122,609	3,412,208
QIAGEN N.V.* (Netherlands)	4,050	69,660
		8,390,374

Pharmaceuticals - 2.69%
AstraZeneca plc (United Kingdom)	350	18,190
AstraZeneca plc - ADR (United Kingdom)	1,150	59,605
Barr Pharmaceuticals, Inc.*	6,760	346,247
GlaxoSmithKline plc (United Kingdom)	2,850	72,641
Johnson & Johnson	41,670	2,521,035
Novartis AG - ADR (Switzerland)	102,270	5,517,467
Roche Holding AG (Switzerland)	1,540	275,060
Sanofi-Aventis (France)	570	47,956
Shire plc (United Kingdom)	5,725	141,616
Takeda Pharmaceutical Co. Ltd. (Japan)	1,000	65,513
Valeant Pharmaceuticals International	13,800	216,522
		9,281,852
Total Health Care		44,043,792

Industrials - 5.20%
Aerospace & Defense - 0.09%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	7,440	321,631

Air Freight & Logistics - 1.19%
Deutsche Post AG (Germany)	4,100	120,702
TNT N.V. (Netherlands)	2,950	127,364
United Parcel Service, Inc. - Class B	50,980	3,860,206
		4,108,272

Airlines - 2.42%
AirTran Holdings, Inc.*	9,420	92,693
AMR Corp.*	850	20,978
Continental Airlines, Inc. - Class B*	725	22,845
Deutsche Lufthansa AG (Germany)	5,675	160,703
JetBlue Airways Corp.*	256,496	2,526,486
Southwest Airlines Co.	352,630	5,522,186
		8,345,891

Commercial Services & Supplies - 0.03%
ChoicePoint, Inc.*	1,700	65,858
Covanta Holding Corp.*	2,000	45,360
		111,218

Electrical Equipment - 0.08%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	3,575	86,050
Gamesa Corporacion Tecnologica S.A. (Spain)	2,525	103,488
Hubbell, Inc. - Class B	900	51,885
Plug Power, Inc.*	6,350	18,859
		260,282

Industrial Conglomerates - 1.32%
3M Co.	50,476	4,488,326
Sonae S.A. (SGPS) (Portugal)	24,275	71,398
		4,559,724

Machinery - 0.07%
FANUC Ltd. (Japan)	600	65,496
FreightCar America, Inc.	1,690	79,886
Heidelberger Druckmaschinen AG (Germany)	950	46,760
Schindler Holding AG (Switzerland)	925	59,396
		251,538
Total Industrials		17,958,556

Information Technology - 8.84%
Communications Equipment - 1.70%
Blue Coat Systems, Inc.*	5,975	291,162
Cisco Systems, Inc.*	119,651	3,459,110
ECI Telecom Ltd.* (Israel)	48,950	456,703
Harris Stratex Networks, Inc. - Class A*	6,510	110,800
Juniper Networks, Inc.*	51,967	1,556,931
		5,874,706

Computers & Peripherals - 0.44%
EMC Corp.*	71,417	1,321,929
Rackable Systems, Inc.*	16,800	203,280
		1,525,209

Electronic Equipment & Instruments - 0.74%
AU Optronics Corp. - ADR (Taiwan)	13,010	220,129
KEYENCE Corp. (Japan)	110	23,783
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	76,295	1,763,177
LoJack Corp.*	17,635	375,978
Planar Systems, Inc.*	13,430	100,054
Samsung SDI Co. Ltd. (South Korea)	1,060	74,165
		2,557,286

Internet Software & Services - 0.15%
iPass, Inc.*	52,720	250,420
Online Resources Corp.*	12,630	138,046
WebMD Health Corp. - Class A*	2,500	114,475
		502,941

IT Services - 3.59%
Automatic Data Processing, Inc.	73,438	3,408,992
CheckFree Corp.*	116,247	4,282,539
Getronics N.V.* (Netherlands)	27,040	229,714
Gevity HR, Inc.	14,120	212,224
MoneyGram International, Inc.	5,800	148,422
Paychex, Inc.	1,150	47,587
RightNow Technologies, Inc.*	18,925	249,810
Western Union Co.	191,765	3,825,712
		12,405,000

Office Electronics - 0.01%
Boewe Systec AG (Germany)	770	43,609

Semiconductors & Semiconductor Equipment - 0.13%
Hynix Semiconductor, Inc.* (South Korea)	2,050	83,874
Netlogic Microsystems, Inc.*	9,100	277,368
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	7,664	77,790
		439,032

Software - 2.08%
Aladdin Knowledge Systems Ltd.* (Israel)	13,370	294,407
Amdocs Ltd.* (Guernsey)	12,825	464,137
Borland Software Corp.*	59,850	317,804
Electronic Arts, Inc.*	53,900	2,621,696
Misys plc (United Kingdom)	16,850	82,130
Salesforce.com, Inc.*	47,940	1,862,948
SAP AG (Germany)	2,000	108,620
SAP AG - ADR (Germany)	6,550	353,176
Sonic Solutions*	15,470	172,955
Square Enix Co. Ltd. (Japan)	2,100	61,165
Take-Two Interactive Software, Inc.*	4,180	73,693
TIBCO Software, Inc.*	31,645	257,274
UbiSoft Entertainment S.A.* (France)	3,840	251,889
Utimaco Safeware AG (Germany)	14,360	254,594
		7,176,488
Total Information Technology		30,524,271

Materials - 2.86%
Chemicals - 1.76%
Arkema* (France)	30	1,960
Bayer AG (Germany)	3,725	265,951
Calgon Carbon Corp.*	7,625	83,875
Lonza Group AG (Switzerland)	17,300	1,644,328
NITTO DENKO Corp. (Japan)	76,300	4,045,285
Tronox, Inc. - Class A	3,230	38,405
		6,079,804

Paper & Forest Products - 1.10%
Louisiana-Pacific Corp.	64,170	1,188,428
Norbord, Inc. (Canada)	23,140	176,181
Weyerhaeuser Co.	34,130	2,431,421
		3,796,030
Total Materials		9,875,834

Telecommunication Services - 0.18%
Diversified Telecommunication Services - 0.02%
Swisscom AG - ADR (Switzerland)	2,625	88,725

Wireless Telecommunication Services - 0.16%
Hutchison Telecommunications International Ltd. (Hong Kong)	51,000	63,866
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	13,430	247,783
SK Telecom Co. Ltd. (South Korea)	850	189,608
SK Telecom Co. Ltd. - ADR (South Korea)	1,780	50,089
		551,346
Total Telecommunication Services		640,071

Utilities - 2.45%
Electric Utilities - 0.83%
American Electric Power Co., Inc.	60,380	2,625,926
E.ON AG (Germany)	1,300	205,229
Westar Energy, Inc.	1,025	23,595
		2,854,750

Independent Power Producers & Energy Traders - 0.80%
Mirant Corp.*	73,080	2,764,616

Multi-Utilities - 0.77%
Aquila, Inc.*	21,325	80,609
National Grid plc (United Kingdom)	7,100	101,297
Suez S.A. (France)	1,475	78,634
Xcel Energy, Inc.	118,753	2,410,686
		2,671,226

Water Utilities - 0.05%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	3,843	91,316
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	5,430	83,658
		174,974
Total Utilities		8,465,566

TOTAL COMMON STOCKS
(Identified Cost $166,901,074)		182,633,328

WARRANTS - 0.02%
Health Care - 0.02%
Health Care Equipment & Supplies - 0.01%
Alsius Corp., 8/3/2009	56,550	44,675

Life Sciences Tools & Services - 0.01%
Caliper Life Sciences, Inc., 8/10/2011	15,315	18,684

TOTAL WARRANTS
(Identified Cost $39,005)		63,359

CORPORATE BONDS - 3.19%
Convertible Corporate Bonds - 0.37%
Consumer Discretionary - 0.13%
Hotels, Restaurants & Leisure - 0.06%
Carnival Corp., 2.00%, 4/15/2021	$175,000	203,656

Media - 0.07%
Charter Communications, Inc., 5.875%, 11/16/2009	145,000	259,550
Total Consumer Discretionary		463,206

Energy - 0.12%
Energy Equipment & Services - 0.12%
Pride International, Inc., 3.25%, 5/1/2033	95,000	133,356
Schlumberger Ltd., 1.50%, 6/1/2023	105,000	274,575
Total Energy		407,931

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	60,000	54,825

Industrials - 0.07%
Airlines - 0.07%
JetBlue Airways Corp., 3.75%, 3/15/2035	270,000	247,388

Utilities - 0.03%
Multi-Utilities - 0.03%
Xcel Energy, Inc., 7.50%, 11/21/2007	65,000	108,306

Total Convertible Corporate Bonds
(Identified Cost $1,144,138)		1,281,656

Non-Convertible Corporate Bonds - 2.82%
Consumer Discretionary - 0.75%
Automobiles - 0.38%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	355,000	347,206
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	970,000	961,858
		1,309,064

Media - 0.27%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	275,000	293,507
Comcast Corp., 6.50%, 11/15/2035	410,000	390,349
The Walt Disney Co., 7.00%, 3/1/2032	235,000	260,134
		943,990

Multiline Retail - 0.06%
Target Corp., 5.875%, 3/1/2012	200,000	201,118

Specialty Retail - 0.04%
Lowe's Companies, Inc., 8.25%, 6/1/2010	145,000	155,817
Total Consumer Discretionary		2,609,989

Consumer Staples - 0.05%
Food & Staples Retailing - 0.05%
The Kroger Co., 7.25%, 6/1/2009	80,000	82,335
The Kroger Co., 6.80%, 4/1/2011	80,000	82,924
Total Consumer Staples		165,259

Energy - 0.14%
Oil, Gas & Consumable Fuels - 0.14%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	135,000	132,665
Arch Western Finance LLC, 6.75%, 7/1/2013	380,000	345,800
Total Energy		478,465

Financials - 0.79%
Capital Markets - 0.24%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	265,000	242,117
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	175,000	171,873
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	115,000	118,197
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	160,000	157,696
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	160,000	144,435
		834,318

Commercial Banks - 0.26%
PNC Bank National Association, 5.25%, 1/15/2017	270,000	256,579
U.S. Bank National Association, 6.375%, 8/1/2011	315,000	325,900
Wachovia Corp., 5.25%, 8/1/2014	335,000	323,590
		906,069

Diversified Financial Services - 0.14%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	350,000	313,385
Citigroup, Inc., 6.625%, 6/15/2032	145,000	150,308
		463,693

Insurance - 0.15%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	390,000	342,806
American International Group, Inc., 4.25%, 5/15/2013	180,000	168,719
		511,525
Total Financials		2,715,605

Health Care - 0.12%
Pharmaceuticals - 0.12%
Abbott Laboratories, 3.50%, 2/17/2009	135,000	131,458
Wyeth, 6.50%, 2/1/2034	290,000	292,935
Total Health Care		424,393

Industrials - 0.50%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	115,000	121,212

Air Freight & Logistics - 0.04%
FedEx Corp., 3.50%, 4/1/2009	135,000	130,812

Airlines - 0.07%
Southwest Airlines Co., 5.25%, 10/1/2014	275,000	256,723

Industrial Conglomerates - 0.09%
General Electric Capital Corp., 6.75%, 3/15/2032	290,000	315,791

Machinery - 0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	175,000	171,396

Road & Rail - 0.21%
CSX Corp., 6.00%, 10/1/2036	515,000	470,235
Union Pacific Corp., 5.65%, 5/1/2017	265,000	257,246
		727,481
Total Industrials		1,723,415

Information Technology - 0.15%
Communications Equipment - 0.15%
Cisco Systems, Inc., 5.50%, 2/22/2016	175,000	171,839
Corning, Inc., 6.20%, 3/15/2016	340,000	342,224
Total Information Technology		514,063

Materials - 0.04%
Metals & Mining - 0.04%
Alcoa, Inc., 5.87%, 2/23/2022	155,000	150,135

Utilities - 0.28%
Electric Utilities - 0.25%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	80,000	83,800
American Electric Power Co., Inc., 5.375%, 3/15/2010	345,000	344,803
Exelon Generation Co. LLC, 5.35%, 1/15/2014	465,000	445,325
		873,928

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	75,000	81,942
Total Utilities		955,870

Total Non-Convertible Corporate Bonds
(Identified Cost $10,039,254)		9,737,194

TOTAL CORPORATE BONDS
(Identified Cost $11,183,392)		11,018,850

U.S. TREASURY SECURITIES - 29.93%
U.S. Treasury Bonds - 9.75%
U.S. Treasury Bond, 7.50%, 11/15/2024	360,000	462,572
U.S. Treasury Bond, 6.00%, 2/15/2026	3,450,000	3,854,837
U.S. Treasury Bond, 5.50%, 8/15/2028	27,575,000	29,369,526

Total U.S. Treasury Bonds
(Identified Cost $33,113,095)		33,686,935

U.S. Treasury Notes - 20.18%
U.S. Treasury Note, 3.00%, 2/15/2008	26,000,000	25,729,834
U.S. Treasury Note, 5.625%, 5/15/2008	5,000	5,028
U.S. Treasury Note, 3.25%, 8/15/2008	4,500,000	4,430,740
U.S. Treasury Note, 4.875%, 1/31/2009	18,000,000	18,050,616
U.S. Treasury Note, 3.875%, 5/15/2010	3,600,000	3,537,281
U.S. Treasury Note, 4.50%, 11/15/2010	18,000,000	17,977,500

Total U.S. Treasury Notes
(Identified Cost $69,735,489)		69,730,999

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $102,848,584)		103,417,934

U.S. GOVERNMENT AGENCIES - 4.96%
Mortgage-Backed Securities - 4.94%
Fannie Mae, Pool #545883, 5.50%, 9/1/2017	136,788	135,722
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	307,608	293,355
Fannie Mae, Pool #911750, 4.50%, 12/1/2021	489,818	466,617
Fannie Mae, Pool #908642, 5.00%, 1/1/2022	27,841	26,993
Fannie Mae, Pool #912771, 5.00%, 3/1/2022	761,975	738,786
Fannie Mae, Pool #786281, 6.50%, 7/1/2034	130,564	132,491
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	2,474,298	2,255,813
Fannie Mae, Pool #872535, 6.50%, 6/1/2036	213,491	215,670
Fannie Mae, Pool #906666, 6.50%, 12/1/2036	857,651	866,408
Fannie Mae, TBA[3], 4.50%, 8/15/2037	1,246,000	1,134,639
Fannie Mae, TBA[3], 5.50%, 8/15/2037	710,000	685,594
Fannie Mae, TBA[3], 6.50%, 8/15/2037	1,549,000	1,564,490
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	134,222	132,912
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	782,293	746,062
Federal Home Loan Mortgage Corp., Pool #J04222, 5.00%, 1/1/2022	541,823	525,159
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	234,443	227,233
Federal Home Loan Mortgage Corp., Pool #G18182, 5.50%, 5/1/2022	576,712	569,609
Federal Home Loan Mortgage Corp., Pool #G01736, 6.50%, 9/1/2034	88,302	89,877
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,148,275	1,161,413
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 8/15/2022	347,000	336,265
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 8/15/2022	1,233,000	1,217,588
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 8/15/2037	728,000	682,727
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 8/15/2037	2,782,000	2,759,396
GNMA, Pool #286310, 9.00%, 2/15/2020	1,941	2,088
GNMA, Pool #288873, 9.50%, 8/15/2020	169	185
GNMA, Pool #550290, 6.50%, 8/15/2031	83,603	85,510

Total Mortgage-Backed Securities
(Identified Cost $17,180,147)		17,052,602

Other Agencies - 0.02%
Fannie Mae, 5.75%, 2/15/2008	55,000	55,129
Fannie Mae, 5.25%, 1/15/2009	5,000	5,021
Fannie Mae, 6.375%, 6/15/2009	10,000	10,253

Total Other Agencies
(Identified Cost $70,546)		70,403

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $17,250,693)		17,123,005

SHORT-TERM INVESTMENTS - 13.01%
Dreyfus Treasury Cash Management - Institutional Shares	6,973,587	6,973,587
U.S. Treasury Bill, 8/9/2007	$38,000,000	37,960,764

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $44,934,351)		44,934,351

TOTAL INVESTMENTS - 103.97%
(Identified Cost $343,157,099)		359,190,827

LIABILITIES, LESS OTHER ASSETS - (3.97%)		(13,723,220)

NET ASSETS - 100%		$345,467,607

*Non-income producing security
ADR - American Depository Receipt
1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $83,800, or 0.02%, of the Series' net assets as of July 31, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$343,403,435

Unrealized appreciation	$22,220,397
Unrealized depreciation	(6,433,005)

Net unrealized appreciation	$15,787,392

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2007 (unaudited)

	Shares/
Pro-Blend® Extended Term Series	Principal Amount	Value

COMMON STOCKS - 67.10%

Consumer Discretionary - 9.63%
Auto Components - 0.10%
Azure Dynamics Corp.* (Canada)	114,825	$55,986
Hankook Tire Co. Ltd. (South Korea)	15,560	358,947
Tenneco, Inc.*	4,050	142,965
		557,898

Distributors - 0.02%
Building Materials Holding Corp.	7,710	107,092

Hotels, Restaurants & Leisure - 2.21%
Carnival Corp.	154,785	6,858,523
Club Mediterranee S.A.* (France)	5,750	413,125
International Game Technology	137,190	4,845,551
		12,117,199

Household Durables - 0.04%
LG Electronics, Inc. (South Korea)	2,410	204,286

Internet & Catalog Retail - 0.08%
Audible, Inc.*	43,180	460,299

Leisure Equipment & Products - 0.03%
Sankyo Co. Ltd. (Japan)	3,000	120,557
Sega Sammy Holdings, Inc. (Japan)	5,000	72,436
		192,993

Media - 6.13%
Acme Communications, Inc.	20,450	80,982
Cablevision Systems Corp. - Class A*	167,920	5,976,273
Charter Communications, Inc. - Class A*	1,373,390	5,575,963
Comcast Corp. - Class A*	232,844	6,116,812
DreamWorks Animation SKG, Inc. - Class A*	3,825	118,575
The E.W. Scripps Co. - Class A	186,175	7,627,590
Grupo Televisa S.A. - ADR (Mexico)	4,210	106,302
Impresa S.A. (SGPS)* (Portugal)	32,800	139,099
Mediacom Communications Corp. - Class A*	26,740	242,264
Mediaset S.p.A. (Italy)	11,825	123,833
Playboy Enterprises, Inc. - Class B*	8,600	94,600
Reed Elsevier plc - ADR (United Kingdom)	8,525	420,879
Time Warner, Inc.	355,490	6,846,737
Wolters Kluwer N.V. (Netherlands)	7,425	219,401
		33,689,310

Specialty Retail - 0.92%
Build-A-Bear Workshop, Inc.*	8,900	178,000
KOMERI Co. Ltd. (Japan)	3,900	105,032
Limited Brands, Inc.	187,180	4,520,397
Tractor Supply Co.*	2,880	136,858
Valora Holding AG (Switzerland)	450	109,457
		5,049,744

Textiles, Apparel & Luxury Goods - 0.10%
Adidas AG (Germany)	2,580	157,590
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,575	178,316
PPR (France)	1,200	210,996
		546,902
Total Consumer Discretionary		52,925,723

Consumer Staples - 6.37%
Beverages - 2.16%
The Coca-Cola Co.	211,230	11,007,195
Diageo plc (United Kingdom)	8,825	181,379
Hansen Natural Corp.*	3,575	144,966
Kirin Holdings Co. Ltd. (Japan)	12,000	171,110
Scottish & Newcastle plc (United Kingdom)	27,650	332,997
		11,837,647

Food & Staples Retailing - 0.06%
Tesco plc (United Kingdom)	36,650	303,500

Food Products - 3.02%
Cadbury Schweppes plc (United Kingdom)	41,500	522,553
Groupe Danone (France)	4,100	301,250
Nestle S.A. (Switzerland)	20,375	7,885,456
Suedzucker AG (Germany)	4,250	81,396
Unilever plc - ADR (United Kingdom)	250,708	7,819,583
		16,610,238

Household Products - 0.07%
Central Garden & Pet Co.*	7,790	97,998
Kao Corp. (Japan)	3,000	83,073
Reckitt Benckiser plc (United Kingdom)	4,125	222,171
		403,242

Personal Products - 1.06%
Clarins S.A. (France)	4,710	381,122
The Estee Lauder Companies, Inc. - Class A	117,510	5,290,300
L'Oreal S.A. (France)	1,270	146,651
		5,818,073
Total Consumer Staples		34,972,700

Energy - 4.43%
Energy Equipment & Services - 4.15%
Abbot Group plc (United Kingdom)	80,830	451,436
Baker Hughes, Inc.	76,850	6,074,992
Calfrac Well Services Ltd. (Canada)	16,720	278,275
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	3,175	812,959
Pride International, Inc.*	12,075	423,229
Schlumberger Ltd.	77,420	7,333,222
Weatherford International Ltd.*	133,960	7,412,007
		22,786,120

Oil, Gas & Consumable Fuels - 0.28%
BP plc (United Kingdom)	13,825	162,147
Edge Petroleum Corp.*	7,620	94,564
Eni S.p.A. (Italy)	10,575	372,951
Evergreen Energy, Inc.*	10,975	40,278
Forest Oil Corp.*	3,200	129,504
Foundation Coal Holdings, Inc.	2,775	96,709
Mariner Energy, Inc.*	2,589	54,706
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	3,300	184,305
Royal Dutch Shell plc - Class B (United Kingdom)	4,679	186,252
Total S.A. (France)	2,700	215,264
		1,536,680
Total Energy		24,322,800

Financials - 6.36%
Capital Markets - 0.99%
Bank of New York Mellon Corp.[1]	4,400	187,220
The Charles Schwab Corp.	6,300	126,819
Daiwa Securities Group, Inc. (Japan)	6,000	64,534
Deutsche Bank AG (Germany)	2,400	333,247
Franklin Resources, Inc.	875	111,449
Janus Capital Group, Inc.	6,925	208,165
Macquarie Bank Ltd. (Australia)	3,275	230,200
Merrill Lynch & Co., Inc.	1,875	139,125
Morgan Stanley	2,425	154,885
SEI Investments Co.	141,750	3,864,105
		5,419,749

Commercial Banks - 3.60%
Aareal Bank AG (Germany)	10,265	484,751
Banca Monte dei Paschi di Siena S.p.A. (Italy)	10,950	70,255
The Bancorp, Inc.*	12,280	226,934
BNP Paribas (France)	1,550	173,301
Boston Private Financial Holdings, Inc.	8,565	218,322
The Chugoku Bank Ltd. (Japan)	10,000	134,740
Commerzbank AG (Germany)	4,775	207,137
Credit Agricole S.A. (France)	3,800	147,375
The Hachijuni Bank Ltd. (Japan)	18,000	131,904
HSBC Holdings plc (United Kingdom)	22,350	414,872
HSBC Holdings plc - ADR (United Kingdom)	2,550	237,558
Huntington Bancshares, Inc.	4,650	89,280
Intesa Sanpaolo (Italy)	9,422	71,987
KeyCorp	2,075	71,982
Mitsubishi UFJ Financial Group, Inc. (Japan)	12	128,662
PNC Financial Services Group, Inc.	73,170	4,876,780
Royal Bank of Scotland Group plc (United Kingdom)	62,455	751,530
Societe Generale (France)	805	140,343
Societe Generale - ADR (France)	2,825	98,562
The Sumitomo Trust & Banking Co. Ltd. (Japan)	18,000	153,331
SunTrust Banks, Inc.	2,300	180,090
TCF Financial Corp.	5,125	126,024
U.S. Bancorp	179,850	5,386,508
UniCredito Italiano S.p.A. (Italy)	29,175	250,445
Wachovia Corp.	96,870	4,573,233
Wells Fargo & Co.	3,600	121,572
Wilmington Trust Corp.	3,625	141,158
Zions Bancorporation	2,225	165,874
		19,774,510

Consumer Finance - 0.09%
Capital One Financial Corp.	1,995	141,166
Discover Financial Services*	1,212	27,937
Nelnet, Inc. - Class A	16,890	292,197
		461,300

Diversified Financial Services - 1.00%
Bank of America Corp.	88,570	4,199,989
Citigroup, Inc.	5,775	268,942
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	3,720	311,446
ING Groep N.V. (Netherlands)	4,650	199,234
JPMorgan Chase & Co.	7,275	320,173
Moody's Corp.	3,960	213,048
		5,512,832

Insurance - 0.51%
Allianz SE (Germany)	4,150	888,714
Ambac Financial Group, Inc.	2,675	179,626
American International Group, Inc.	4,600	295,228
Axa (France)	4,550	180,695
MBIA, Inc.	2,575	144,457
Muenchener Rueckver AG (Germany)	2,275	394,474
Principal Financial Group, Inc.	3,825	215,692
The Progressive Corp.	9,010	189,030
Torchmark Corp.	1,675	103,080
Willis Group Holdings Ltd. (United Kingdom)	5,125	208,024
		2,799,020

Real Estate Management & Development - 0.13%
Alstria Office AG* (Germany)	16,120	301,896
Rodobens Negocios Imobiliarios S.A. (Brazil)	14,350	173,819
Rossi Residencial S.A. (Brazil)	9,490	241,498
		717,213

Thrifts & Mortgage Finance - 0.04%
Countrywide Financial Corp.	2,430	68,453
Flagstar Bancorp, Inc.	8,810	94,267
IndyMac Bancorp, Inc.	3,480	76,560
		239,280
Total Financials		34,923,904

Health Care - 15.43%
Biotechnology - 1.15%
Amgen, Inc.*	53,465	2,873,209
Genzyme Corp.*	41,549	2,620,495
Monogram Biosciences, Inc.*	225,025	373,541
Senomyx, Inc.*	16,775	186,035
Theratechnologies, Inc.* (Canada)	30,680	293,136
		6,346,416

Health Care Equipment & Supplies - 6.98%
Abaxis, Inc.*	15,730	286,286
Alsius Corp.*	33,730	174,721
Boston Scientific Corp.*	827,310	10,879,126
The Cooper Companies, Inc.	110,180	5,523,323
Covidien Ltd.* (Bermuda)	134,100	5,491,395
Dexcom, Inc.*	48,235	387,327
Edwards Lifesciences Corp.*	5,600	257,376
ev3, Inc.*	47,110	775,902
Foxhollow Technologies, Inc.*	47,345	1,215,346
Gen-Probe, Inc.*	5,410	340,884
IDEXX Laboratories, Inc.*	3,970	398,032
Inverness Medical Innovations, Inc.*	17,990	870,896
Kyphon, Inc.*	22,030	1,445,609
Medtronic, Inc.	124,760	6,321,589
Mentor Corp.	10,975	431,866
Micrus Endovascular Corp.*	7,900	185,808
OraSure Technologies, Inc.*	70,740	566,627
ResMed, Inc.*	5,375	231,018
Respironics, Inc.*	6,300	288,225
SonoSite, Inc.*	14,620	413,746
STAAR Surgical Co.*	82,770	302,111
Straumann Holding AG (Switzerland)	1,075	300,624
Wright Medical Group, Inc.*	51,825	1,254,683
		38,342,520

Health Care Providers & Services - 0.90%
AMN Healthcare Services, Inc.*	24,275	521,184
Cross Country Healthcare, Inc.*	24,350	398,609
Patterson Companies, Inc.*	5,225	187,421
Sonic Healthcare Ltd. (Australia)	53,680	704,324
Tenet Healthcare Corp.*	601,825	3,117,454
		4,928,992

Health Care Technology - 0.16%
AMICAS, Inc.*	153,900	544,806
Eclipsys Corp.*	14,250	309,652
		854,458

Life Sciences Tools & Services - 2.91%
Affymetrix, Inc.*	149,445	3,643,469
Caliper Life Sciences, Inc.*	102,285	490,968
Invitrogen Corp.*	62,275	4,471,345
Luminex Corp.*	42,780	510,793
PerkinElmer, Inc.	242,215	6,740,843
QIAGEN N.V.* (Netherlands)	8,900	153,080
		16,010,498

Pharmaceuticals - 3.33%
AstraZeneca plc (United Kingdom)	1,450	75,358
AstraZeneca plc - ADR (United Kingdom)	2,475	128,279
Barr Pharmaceuticals, Inc.*	14,280	731,422
GlaxoSmithKline plc (United Kingdom)	9,025	230,029
Johnson & Johnson	86,190	5,214,495
Novartis AG - ADR (Switzerland)	192,410	10,380,520
Roche Holding AG (Switzerland)	3,180	567,980
Sanofi-Aventis (France)	1,250	105,166
Shire plc (United Kingdom)	11,175	276,430
Takeda Pharmaceutical Co. Ltd. (Japan)	1,700	111,372
Valeant Pharmaceuticals International	29,350	460,502
		18,281,553
Total Health Care		84,764,437

Industrials - 6.59%
Aerospace & Defense - 0.08%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	9,870	426,680

Air Freight & Logistics - 1.58%
Deutsche Post AG (Germany)	7,175	211,229
TNT N.V. (Netherlands)	6,375	275,236
United Parcel Service, Inc. - Class B	108,195	8,192,525
		8,678,990

Airlines - 3.12%
AirTran Holdings, Inc.*	20,830	204,967
AMR Corp.*	1,825	45,041
Continental Airlines, Inc. - Class B*	1,475	46,477
Deutsche Lufthansa AG (Germany)	11,325	320,699
JetBlue Airways Corp.*	500,555	4,930,467
Southwest Airlines Co.	740,330	11,593,568
		17,141,219

Commercial Services & Supplies - 0.03%
ChoicePoint, Inc.*	1,725	66,826
Covanta Holding Corp.*	4,375	99,225
		166,051

Electrical Equipment - 0.10%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	7,000	168,490
Gamesa Corporacion Tecnologica S.A. (Spain)	5,225	214,149
Hubbell, Inc. - Class B	1,950	112,417
Plug Power, Inc.*	16,425	48,782
		543,838

Industrial Conglomerates - 1.59%
3M Co.	96,030	8,538,988
Sonae S.A. (SGPS) (Portugal)	61,250	180,150
		8,719,138

Machinery - 0.09%
FANUC Ltd. (Japan)	1,000	109,160
FreightCar America, Inc.	3,913	184,968
Heidelberger Druckmaschinen AG (Germany)	2,075	102,133
Schindler Holding AG (Switzerland)	2,050	131,633
		527,894
Total Industrials		36,203,810

Information Technology - 11.15%
Communications Equipment - 2.53%
Blue Coat Systems, Inc.*	13,625	663,946
Cisco Systems, Inc.*	304,370	8,799,337
ECI Telecom Ltd.* (Israel)	106,875	997,144
Harris Stratex Networks, Inc. - Class A*	13,740	233,855
Juniper Networks, Inc.*	106,370	3,186,845
		13,881,127

Computers & Peripherals - 0.58%
EMC Corp.*	150,925	2,793,622
Rackable Systems, Inc.*	34,790	420,959
		3,214,581

Electronic Equipment & Instruments - 0.46%
AU Optronics Corp. - ADR (Taiwan)	28,650	484,758
KEYENCE Corp. (Japan)	330	71,349
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	34,800	804,228
LoJack Corp.*	38,145	813,251
Planar Systems, Inc.*	28,420	211,729
Samsung SDI Co. Ltd. (South Korea)	2,330	163,024
		2,548,339

Internet Software & Services - 0.20%
iPass, Inc.*	113,260	537,985
Online Resources Corp.*	27,680	302,542
WebMD Health Corp. - Class A*	5,200	238,108
		1,078,635

IT Services - 4.46%
Automatic Data Processing, Inc.	148,565	6,896,387
CheckFree Corp.*	221,830	8,172,217
Getronics N.V.* (Netherlands)	55,990	475,653
Gevity HR, Inc.	30,610	460,068
MoneyGram International, Inc.	12,670	324,225
Paychex, Inc.	2,475	102,415
RightNow Technologies, Inc.*	40,875	539,550
Western Union Co.	376,530	7,511,774
		24,482,289

Office Electronics - 0.02%
Boewe Systec AG (Germany)	1,690	95,714

Semiconductors & Semiconductor Equipment - 0.17%
Hynix Semiconductor, Inc.* (South Korea)	4,490	183,704
Netlogic Microsystems, Inc.*	20,440	623,011
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	14,140	143,521
		950,236

Software - 2.73%
Aladdin Knowledge Systems Ltd.* (Israel)	29,580	651,352
Amdocs Ltd.* (Guernsey)	22,870	827,665
Borland Software Corp.*	125,825	668,131
Electronic Arts, Inc.*	112,120	5,453,517
Misys plc (United Kingdom)	27,900	135,990
Salesforce.com, Inc.*	100,860	3,919,420
SAP AG (Germany)	5,200	282,412
SAP AG - ADR (Germany)	13,570	731,694
Sonic Solutions*	34,010	380,232
Square Enix Co. Ltd. (Japan)	4,600	133,981
Take-Two Interactive Software, Inc.*	8,835	155,761
TIBCO Software, Inc.*	67,870	551,783
UbiSoft Entertainment S.A.* (France)	8,260	541,823
Utimaco Safeware AG (Germany)	31,400	556,703
		14,990,464
Total Information Technology		61,241,385

Materials - 3.81%
Chemicals - 2.35%
Arkema* (France)	67	4,377
Bayer AG (Germany)	6,775	483,710
Calgon Carbon Corp.*	16,475	181,225
Lonza Group AG (Switzerland)	37,525	3,566,671
NITTO DENKO Corp. (Japan)	162,600	8,620,751
Tronox, Inc. - Class A	7,280	86,559
		12,943,293

Paper & Forest Products - 1.46%
Louisiana-Pacific Corp.	133,135	2,465,660
Norbord, Inc. (Canada)	48,540	369,568
Weyerhaeuser Co.	72,660	5,176,298
		8,011,526
Total Materials		20,954,819

Telecommunication Services - 0.17%
Diversified Telecommunication Services - 0.03%
Swisscom AG - ADR (Switzerland)	5,650	190,970

Wireless Telecommunication Services - 0.14%
Hutchison Telecommunications International Ltd. (Hong Kong)	105,000	131,490
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	27,810	513,094
SK Telecom Co. Ltd. - ADR (South Korea)	3,750	105,525
		750,109
Total Telecommunication Services		941,079

Utilities - 3.16%
Electric Utilities - 1.08%
American Electric Power Co., Inc.	122,220	5,315,348
E.ON AG (Germany)	3,300	520,965
Westar Energy, Inc.	3,850	88,627
		5,924,940

Independent Power Producers & Energy Traders - 1.11%
Mirant Corp.*	161,130	6,095,548

Multi-Utilities - 0.91%
Aquila, Inc.*	46,175	174,542
National Grid plc (United Kingdom)	15,275	217,931
Suez S.A. (France)	2,575	137,276
Xcel Energy, Inc.	220,075	4,467,523
		4,997,272

Water Utilities - 0.06%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	8,129	193,180
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	11,480	176,869
		370,049
Total Utilities		17,387,809

TOTAL COMMON STOCKS
(Identified Cost $328,824,260)		368,638,466

WARRANTS - 0.02%
Health Care - 0.02%
Health Care Equipment & Supplies - 0.02%
Alsius Corp., 8/3/2009	123,750	97,762

Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011	8,377	10,220

TOTAL WARRANTS
(Identified Cost $73,351)		107,982

CORPORATE BONDS - 3.37%
Convertible Corporate Bonds - 0.38%
Consumer Discretionary - 0.13%
Hotels, Restaurants & Leisure - 0.06%
Carnival Corp., 2.00%, 4/15/2021	$285,000	331,669

Media - 0.07%
Charter Communications, Inc., 5.875%, 11/16/2009	225,000	402,750
Total Consumer Discretionary		734,419

Energy - 0.12%
Energy Equipment & Services - 0.12%
Pride International, Inc., 3.25%, 5/1/2033	155,000	217,581
Schlumberger Ltd., 1.50%, 6/1/2023	170,000	444,550
Total Energy		662,131

Health Care - 0.02%
Pharmaceuticals - 0.02%
Valeant Pharmaceuticals International, 4.00%, 11/15/2013	115,000	105,081

Industrials - 0.07%
Airlines - 0.07%
JetBlue Airways Corp., 3.75%, 3/15/2035	420,000	384,825

Utilities - 0.04%
Multi-Utilities - 0.04%
Xcel Energy, Inc., 7.50%, 11/21/2007	130,000	216,613

Total Convertible Corporate Bonds
(Identified Cost $1,868,591)		2,103,069

Non-Convertible Corporate Bonds - 2.99%
Consumer Discretionary - 0.79%
Automobiles - 0.38%
Ford Motor Credit Co. LLC, 5.625%, 10/1/2008	565,000	552,596
General Motors Acceptance Corp. LLC, 6.125%, 1/22/2008	1,580,000	1,566,737
		2,119,333

Media - 0.29%
AOL Time Warner (now known as Time Warner, Inc.), 7.625%, 4/15/2031	500,000	533,648
Comcast Corp., 6.50%, 11/15/2035	670,000	637,887
The Walt Disney Co., 7.00%, 3/1/2032	380,000	420,643
		1,592,178

Multiline Retail - 0.07%
Target Corp., 5.875%, 3/1/2012	365,000	367,041

Specialty Retail - 0.05%
Lowe's Companies, Inc., 8.25%, 6/1/2010	265,000	284,769
Total Consumer Discretionary		4,363,321

Consumer Staples - 0.05%
Food & Staples Retailing - 0.05%
The Kroger Co., 7.25%, 6/1/2009	140,000	144,086
The Kroger Co., 6.80%, 4/1/2011	145,000	150,301
Total Consumer Staples		294,387

Energy - 0.14%
Oil, Gas & Consumable Fuels - 0.14%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	220,000	216,195
Arch Western Finance LLC, 6.75%, 7/1/2013	605,000	550,550
Total Energy		766,745

Financials - 0.84%
Capital Markets - 0.25%
The Goldman Sachs Group, Inc., 6.345%, 2/15/2034	425,000	388,301
Lehman Brothers Holdings, Inc., 6.625%, 1/18/2012	215,000	220,976
Lehman Brothers Holdings, Inc., 6.50%, 7/19/2017	280,000	274,997
Merrill Lynch & Co., Inc., 6.00%, 2/15/2017	265,000	261,184
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	255,000	230,193
		1,375,651

Commercial Banks - 0.29%
PNC Bank National Association, 5.25%, 1/15/2017	420,000	399,123
U.S. Bank National Association, 6.375%, 8/1/2011	575,000	594,897
Wachovia Corp., 5.25%, 8/1/2014	615,000	594,052
		1,588,072

Diversified Financial Services - 0.14%
Bank of America Corp. Capital Trust VI, 5.625%, 3/8/2035	565,000	505,893
Citigroup, Inc., 6.625%, 6/15/2032	235,000	243,603
		749,496

Insurance - 0.16%
Ambac Financial Group, Inc., 5.95%, 12/5/2035	625,000	549,368
American International Group, Inc., 4.25%, 5/15/2013	345,000	323,377
		872,745
Total Financials		4,585,964

Health Care - 0.13%
Pharmaceuticals - 0.13%
Abbott Laboratories, 3.50%, 2/17/2009	240,000	233,704
Wyeth, 6.50%, 2/1/2034	470,000	474,756
Total Health Care		708,460

Industrials - 0.54%
Aerospace & Defense - 0.04%
Boeing Capital Corp., 6.50%, 2/15/2012	215,000	226,614

Air Freight & Logistics - 0.04%
FedEx Corp., 3.50%, 4/1/2009	240,000	232,555

Airlines - 0.09%
Southwest Airlines Co., 5.25%, 10/1/2014	525,000	490,109

Industrial Conglomerates - 0.11%
General Electric Capital Corp., 6.75%, 3/15/2032	535,000	582,580

Machinery - 0.05%
John Deere Capital Corp., 5.50%, 4/13/2017	275,000	269,336

Road & Rail - 0.21%
CSX Corp., 6.00%, 10/1/2036	820,000	748,724
Union Pacific Corp., 5.65%, 5/1/2017	415,000	402,856
		1,151,580
Total Industrials		2,952,774

Information Technology - 0.15%
Communications Equipment - 0.15%
Cisco Systems, Inc., 5.50%, 2/22/2016	275,000	270,032
Corning, Inc., 6.20%, 3/15/2016	560,000	563,664
Total Information Technology		833,696

Materials - 0.05%
Metals & Mining - 0.05%
Alcoa, Inc., 5.87%, 2/23/2022	275,000	266,369

Utilities - 0.30%
Electric Utilities - 0.27%
Allegheny Energy Supply Co. LLC[2], 8.25%, 4/15/2012	220,000	230,450
American Electric Power Co., Inc., 5.375%, 3/15/2010	550,000	549,687
Exelon Generation Co. LLC, 5.35%, 1/15/2014	770,000	737,420
		1,517,557

Multi-Utilities - 0.03%
CenterPoint Energy Resources Corp., 7.875%, 4/1/2013	135,000	147,496
Total Utilities		1,665,053

Total Non-Convertible Corporate Bonds
(Identified Cost $16,954,374)		16,436,769

TOTAL CORPORATE BONDS
(Identified Cost $18,822,965)		18,539,838

U.S. TREASURY SECURITIES - 20.15%
U.S. Treasury Bonds - 10.07%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $53,150,170)	51,965,000	55,346,778

U.S. Treasury Notes - 10.08%
U.S. Treasury Note, 3.00%, 2/15/2008	5,000,000	4,948,045
U.S. Treasury Note, 4.875%, 4/30/2011	20,000,000	20,196,880
U.S. Treasury Note, 4.625%, 10/31/2011	15,000	15,020
U.S. Treasury Note, 4.75%, 1/31/2012	30,000,000	30,196,860

Total U.S. Treasury Notes
(Identified Cost $55,161,862)		55,356,805

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $108,312,032)		110,703,583

U.S. GOVERNMENT AGENCIES - 5.11%
Mortgage-Backed Securities - 5.11%
Fannie Mae, Pool #621881, 5.50%, 1/1/2017	2,567	2,547
Fannie Mae, Pool #252210, 6.50%, 2/1/2019	13,878	14,060
Fannie Mae, Pool #725793, 5.50%, 9/1/2019	378,155	375,010
Fannie Mae, Pool #844917, 4.50%, 11/1/2020	431,508	411,513
Fannie Mae, Pool #813938, 4.50%, 12/1/2020	330,894	315,561
Fannie Mae, Pool #813954, 4.50%, 12/1/2020	318,011	303,276
Fannie Mae, Pool #864435, 4.50%, 12/1/2020	190,199	181,385
Fannie Mae, Pool #837190, 5.00%, 12/1/2020	97,179	94,359
Fannie Mae, Pool #909732, 5.00%, 2/1/2022	138,034	133,833
Fannie Mae, Pool #912520, 5.00%, 2/1/2022	1,041,323	1,009,632
Fannie Mae, Pool #725686, 6.50%, 7/1/2034	427,761	435,428
Fannie Mae, Pool #745147, 4.50%, 12/1/2035	4,013,321	3,658,938
Fannie Mae, Pool #901895, 6.50%, 9/1/2036	875,796	884,739
Fannie Mae, Pool #898299, 6.50%, 10/1/2036	905,971	915,222
Fannie Mae, TBA[3], 4.50%, 8/15/2037	1,999,000	1,820,339
Fannie Mae, TBA[3], 5.50%, 8/15/2037	1,139,000	1,099,847
Fannie Mae, TBA[3], 6.50%, 8/15/2037	2,484,000	2,508,840
Federal Home Loan Mortgage Corp., Pool #B16835, 5.50%, 10/1/2019	369,109	365,506
Federal Home Loan Mortgage Corp., Pool #G11896, 4.50%, 1/1/2021	1,271,465	1,212,579
Federal Home Loan Mortgage Corp., Pool #G12419, 5.00%, 10/1/2021	723,708	701,447
Federal Home Loan Mortgage Corp., Pool #G18156, 5.00%, 12/1/2021	225,624	218,684
Federal Home Loan Mortgage Corp., Pool #G18168, 5.00%, 2/1/2022	299,636	290,421
Federal Home Loan Mortgage Corp., Pool G18182, 5.50%, 5/1/2022	911,895	900,664
Federal Home Loan Mortgage Corp., Pool #A22067, 6.50%, 5/1/2034	217,363	220,858
Federal Home Loan Mortgage Corp., Pool #A52716, 6.50%, 10/1/2036	1,824,987	1,845,867
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 8/15/2022	556,000	538,798
Federal Home Loan Mortgage Corp., TBA[3], 5.50%, 8/15/2022	1,974,000	1,949,325
Federal Home Loan Mortgage Corp., TBA[3], 5.00%, 8/15/2037	1,168,000	1,095,364
Federal Home Loan Mortgage Corp., TBA[3], 6.00%, 8/15/2037	4,463,000	4,426,738
GNMA, Pool #631703, 6.50%, 9/15/2034	159,451	162,724

Total Mortgage-Backed Securities
(Identified Cost $28,315,845)		28,093,504

Other Agencies - 0.00%**
Fannie Mae, 5.75%, 2/15/2008
(Identified Cost $5,045)	5,000	5,012

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $28,320,890)		28,098,516

SHORT-TERM INVESTMENTS - 7.66%
Dreyfus Treasury Cash Management - Institutional Shares	17,086,573	17,086,573
U.S. Treasury Bill, 8/9/2007	$25,000,000	24,975,261

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $42,061,834)		42,061,834

TOTAL INVESTMENTS - 103.41%
(Identified Cost $526,415,332)		568,150,219

LIABILITIES, LESS OTHER ASSETS - (3.41%)		(18,737,374)

NET ASSETS - 100%		$549,412,845

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.
2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $230,450, or 0.04%, of the Series' net assets as of July 31, 2007.
3Securities purchased on a forward commitment or when-issued basis. TBA - to be announced.

Federal Tax Information:

On July 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$526,839,966

Unrealized appreciation	$54,747,289
Unrealized depreciation	(13,437,036)

Net unrealized appreciation	$41,310,253

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - July 31, 2007 (unaudited)

	Shares/
Pro-Blend® Maximum Term Series	Principal Amount	Value

COMMON STOCKS - 88.43%

Consumer Discretionary - 14.19%
Auto Components - 0.10%
Azure Dynamics Corp.* (Canada)	103,286	$50,360
Hankook Tire Co. Ltd. (South Korea)	12,990	299,660
Tenneco, Inc.*	3,250	114,725
		464,745

Distributors - 0.02%
Building Materials Holding Corp.	6,990	97,091

Hotels, Restaurants & Leisure - 2.84%
Carnival Corp.	168,818	7,480,326
Club Mediterranee S.A.* (France)	6,455	463,777
International Game Technology	140,153	4,950,204
		12,894,307

Household Durables - 0.03%
LG Electronics, Inc. (South Korea)	1,750	148,341

Internet & Catalog Retail - 0.09%
Audible, Inc.*	37,298	397,597

Leisure Equipment & Products - 0.04%
Sankyo Co. Ltd. (Japan)	2,500	100,464
Sega Sammy Holdings, Inc. (Japan)	6,900	99,961
		200,425

Media - 7.96%
Acme Communications, Inc.	12,250	48,510
Cablevision Systems Corp. - Class A*	151,678	5,398,220
Charter Communications, Inc. - Class A*	1,408,090	5,716,845
Comcast Corp. - Class A*	194,505	5,109,646
DreamWorks Animation SKG, Inc. - Class A*	2,895	89,745
The E.W. Scripps Co. - Class A	184,350	7,552,819
Grupo Televisa S.A. - ADR (Mexico)	167,100	4,219,275
Impresa S.A. (SGPS)* (Portugal)	18,150	76,971
Mediacom Communications Corp. - Class A*	21,580	195,515
Mediaset S.p.A. (Italy)	7,725	80,897
Playboy Enterprises, Inc. - Class B*	5,175	56,925
Reed Elsevier plc - ADR (United Kingdom)	4,500	222,165
Time Warner, Inc.	373,933	7,201,950
Wolters Kluwer N.V. (Netherlands)	5,100	150,700
		36,120,183

Specialty Retail - 3.03%
Build-A-Bear Workshop, Inc.*	6,740	134,800
KOMERI Co. Ltd. (Japan)	3,700	99,645
Limited Brands, Inc.	197,304	4,764,892
O'Reilly Automotive, Inc.*	129,110	4,300,654
Tractor Supply Co.*	90,909	4,319,996
Valora Holding AG (Switzerland)	480	116,754
		13,736,741

Textiles, Apparel & Luxury Goods - 0.08%
Adidas AG (Germany)	1,870	114,222
LVMH S.A. (Louis Vuitton Moet Hennessy) (France)	1,000	113,216
PPR (France)	885	155,610
		383,048
Total Consumer Discretionary		64,442,478

Consumer Staples - 8.54%
Beverages - 2.46%
The Coca-Cola Co.	200,388	10,442,219
Diageo plc (United Kingdom)	6,410	131,744
Hansen Natural Corp.*	2,350	95,292
Kirin Holdings Co. Ltd. (Japan)	8,000	114,073
Scottish & Newcastle plc (United Kingdom)	30,500	367,321
		11,150,649

Food & Staples Retailing - 0.05%
Tesco plc (United Kingdom)	26,120	216,301

Food Products - 4.70%
Cadbury Schweppes plc (United Kingdom)	38,366	483,091
Groupe Danone (France)	2,500	183,689
Kellogg Co.	82,400	4,269,144
Lancaster Colony Corp.	375	14,520
Nestle S.A. (Switzerland)	20,220	7,825,468
Suedzucker AG (Germany)	4,050	77,566
Unilever plc - ADR (United Kingdom)	272,700	8,505,513
		21,358,991

Household Products - 0.06%
Central Garden & Pet Co.*	5,650	71,077
Kao Corp. (Japan)	2,000	55,382
Reckitt Benckiser plc (United Kingdom)	3,060	164,811
		291,270

Personal Products - 1.27%
Clarins S.A. (France)	5,457	441,568
The Estee Lauder Companies, Inc. - Class A	112,478	5,063,760
L'Oreal S.A. (France)	1,255	144,919
Natura Cosmeticos S.A. (Brazil)	9,464	113,630
		5,763,877
Total Consumer Staples		38,781,088

Energy - 4.76%
Energy Equipment & Services - 4.51%
Abbot Group plc (United Kingdom)	92,744	517,976
Baker Hughes, Inc.	67,913	5,368,523
Calfrac Well Services Ltd. (Canada)	14,350	238,830
Compagnie Generale de Geophysique - Veritas (CGG - Veritas)* (France)	2,600	665,730
Pride International, Inc.*	8,625	302,306
Schlumberger Ltd.	75,379	7,139,899
Weatherford International Ltd.*	113,294	6,268,557
		20,501,821

Oil, Gas & Consumable Fuels - 0.25%
BP plc (United Kingdom)	9,950	116,699
Edge Petroleum Corp.*	6,540	81,161
Eni S.p.A. (Italy)	7,887	278,153
Evergreen Energy, Inc.*	7,175	26,332
Forest Oil Corp.*	2,550	103,198
Foundation Coal Holdings, Inc.	1,825	63,601
Mariner Energy, Inc.*	1,375	29,054
Petroleo Brasileiro S.A. (Petrobras) - ADR (Brazil)	2,000	111,700
Royal Dutch Shell plc - Class B (United Kingdom)	3,414	135,897
Total S.A. (France)	2,200	175,400
		1,121,195
Total Energy		21,623,016

Financials - 7.80%
Capital Markets - 1.22%
Bank of New York Mellon Corp.[1]	3,389	144,202
The Charles Schwab Corp.	7,337	147,694
Daiwa Securities Group, Inc. (Japan)	4,000	43,022
Deutsche Bank AG (Germany)	1,657	230,079
Franklin Resources, Inc.	1,215	154,755
Janus Capital Group, Inc.	7,555	227,103
Macquarie Bank Ltd. (Australia)	2,467	173,405
Merrill Lynch & Co., Inc.	2,160	160,272
Morgan Stanley	1,810	115,605
Nomura Holdings, Inc. (Japan)	2,300	44,466
SEI Investments Co.	149,370	4,071,826
		5,512,429

Commercial Banks - 4.37%
Aareal Bank AG (Germany)	8,327	393,231
The Bancorp, Inc.*	9,910	183,137
BNP Paribas (France)	1,403	156,866
Boston Private Financial Holdings, Inc.	7,027	179,118
The Chugoku Bank Ltd. (Japan)	7,300	98,360
Commerzbank AG (Germany)	3,075	133,392
Credit Agricole S.A. (France)	2,840	110,144
The Hachijuni Bank Ltd. (Japan)	13,400	98,195
HSBC Holdings plc (United Kingdom)	22,057	409,434
HSBC Holdings plc - ADR (United Kingdom)	2,028	188,928
Huntington Bancshares, Inc.	3,775	72,480
KeyCorp	3,498	121,346
Mitsubishi UFJ Financial Group, Inc. (Japan)	6	64,331
PNC Financial Services Group, Inc.	82,016	5,466,366
Royal Bank of Scotland Group plc (United Kingdom)	53,081	638,731
Societe Generale (France)	1,180	205,720
Societe Generale - ADR (France)	1,850	64,545
The Sumitomo Trust & Banking Co. Ltd. (Japan)	12,000	102,220
SunTrust Banks, Inc.	1,905	149,162
TCF Financial Corp.	6,360	156,392
U.S. Bancorp	188,587	5,648,181
UniCredito Italiano S.p.A. (Italy)	26,122	224,238
Wachovia Corp.	98,060	4,629,413
Wells Fargo & Co.	2,150	72,606
Wilmington Trust Corp.	3,480	135,511
Zions Bancorporation	2,075	154,691
		19,856,738

Consumer Finance - 0.09%
Capital One Financial Corp.	2,135	151,073
Discover Financial Services*	905	20,860
Nelnet, Inc. - Class A	13,177	227,962
		399,895

Diversified Financial Services - 1.41%
Bank of America Corp.	110,676	5,248,256
Citigroup, Inc.	6,745	314,115
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	2,930	245,306
ING Groep N.V. (Netherlands)	3,225	138,178
JPMorgan Chase & Co.	6,031	265,424
Moody's Corp.	3,360	180,768
		6,392,047

Insurance - 0.54%
Allianz SE (Germany)	3,538	757,655
Ambac Financial Group, Inc.	2,320	155,788
American International Group, Inc.	4,200	269,556
Axa (France)	2,675	106,233
MBIA, Inc.	3,235	181,484
Muenchener Rueckver AG (Germany)	1,773	307,429
Principal Financial Group, Inc.	3,475	195,955
The Progressive Corp.	7,730	162,175
Torchmark Corp.	1,450	89,233
Willis Group Holdings Ltd. (United Kingdom)	5,715	231,972
		2,457,480

Real Estate Management & Development - 0.13%
Alstria Office AG* (Germany)	13,000	243,464
Rodobens Negocios Imobiliarios S.A. (Brazil)	12,320	149,230
Rossi Residencial S.A. (Brazil)	8,140	207,143
		599,837

Thrifts & Mortgage Finance - 0.04%
Countrywide Financial Corp.	1,770	49,861
Flagstar Bancorp, Inc.	7,560	80,892
IndyMac Bancorp, Inc.	2,990	65,780
		196,533
Total Financials		35,414,959

Health Care - 19.85%
Biotechnology - 1.83%
Amgen, Inc.*	55,336	2,973,757
Genzyme Corp.*	69,913	4,409,413
Monogram Biosciences, Inc.*	217,071	360,338
Senomyx, Inc.*	15,362	170,365
Theratechnologies, Inc.* (Canada)	41,220	393,841
		8,307,714

Health Care Equipment & Supplies - 7.98%
Abaxis, Inc.*	13,500	245,700
Alsius Corp.*	30,371	157,322
Boston Scientific Corp.*	748,216	9,839,040
The Cooper Companies, Inc.	112,425	5,635,865
Covidien Ltd.* (Bermuda)	133,627	5,472,026
Dexcom, Inc.*	43,304	347,731
Edwards Lifesciences Corp.*	4,215	193,721
ev3, Inc.*	40,600	668,682
Foxhollow Technologies, Inc.*	43,470	1,115,875
Gen-Probe, Inc.*	4,714	297,029
IDEXX Laboratories, Inc.*	3,612	362,139
Inverness Medical Innovations, Inc.*	15,275	739,463
Kyphon, Inc.*	19,328	1,268,303
Medtronic, Inc.	126,652	6,417,457
Mentor Corp.	9,866	388,227
Micrus Endovascular Corp.*	6,978	164,123
OraSure Technologies, Inc.*	69,636	557,784
ResMed, Inc.*	4,230	181,805
Respironics, Inc.*	5,732	262,239
SonoSite, Inc.*	12,277	347,439
STAAR Surgical Co.*	66,780	243,747
Straumann Holding AG (Switzerland)	1,194	333,903
Wright Medical Group, Inc.*	41,550	1,005,926
		36,245,546

Health Care Providers & Services - 1.16%
AMN Healthcare Services, Inc.*	15,500	332,785
Cross Country Healthcare, Inc.*	20,753	339,727
Patterson Companies, Inc.*	4,520	162,132
Sonic Healthcare Ltd. (Australia)	61,200	802,992
Tenet Healthcare Corp.*	699,082	3,621,245
		5,258,881

Health Care Technology - 1.29%
AMICAS, Inc.*	135,725	480,467
Eclipsys Corp.*	246,491	5,356,249
		5,836,716

Life Sciences Tools & Services - 3.32%
Affymetrix, Inc.*	142,673	3,478,368
Caliper Life Sciences, Inc.*	168,200	807,360
Invitrogen Corp.*	61,127	4,388,919
Luminex Corp.*	38,480	459,451
PerkinElmer, Inc.	207,581	5,776,979
QIAGEN N.V.* (Netherlands)	8,900	153,080
		15,064,157

Pharmaceuticals - 4.27%
AstraZeneca plc (United Kingdom)	675	35,080
AstraZeneca plc - ADR (United Kingdom)	1,500	77,745
Barr Pharmaceuticals, Inc.*	13,443	688,550
GlaxoSmithKline plc (United Kingdom)	6,775	172,681
Johnson & Johnson	87,390	5,287,095
Novartis AG - ADR (Switzerland)	219,515	11,842,834
Roche Holding AG (Switzerland)	2,890	516,183
Sanofi-Aventis (France)	837	70,419
Shire plc (United Kingdom)	9,080	224,607
Takeda Pharmaceutical Co. Ltd. (Japan)	1,400	91,718
Valeant Pharmaceuticals International	25,065	393,270
		19,400,182
Total Health Care		90,113,196

Industrials - 9.66%
Aerospace & Defense - 0.91%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	95,443	4,126,001

Air Freight & Logistics - 1.93%
Deutsche Post AG (Germany)	6,705	197,392
TNT N.V. (Netherlands)	6,094	263,104
United Parcel Service, Inc. - Class B	109,533	8,293,839
		8,754,335

Airlines - 3.69%
AirTran Holdings, Inc.*	14,860	146,222
AMR Corp.*	1,275	31,467
Continental Airlines, Inc. - Class B*	900	28,359
Deutsche Lufthansa AG (Germany)	8,080	228,808
JetBlue Airways Corp.*	482,942	4,756,979
Southwest Airlines Co.	738,120	11,558,959
		16,750,794

Commercial Services & Supplies - 0.04%
ChoicePoint, Inc.*	2,892	112,036
Covanta Holding Corp.*	2,700	61,236
		173,272

Electrical Equipment - 0.12%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	5,800	139,606
Gamesa Corporacion Tecnologica S.A. (Spain)	7,235	296,530
Hubbell, Inc. - Class B	1,200	69,180
Plug Power, Inc.*	14,830	44,045
		549,361

Industrial Conglomerates - 2.86%
3M Co.	95,545	8,495,861
Sonae S.A. (SGPS) (Portugal)	33,275	97,869
Tyco International Ltd. (Bermuda)	93,277	4,411,069
		13,004,799

Machinery - 0.11%
FANUC Ltd. (Japan)	900	98,244
FreightCar America, Inc.	3,270	154,573
Heidelberger Druckmaschinen AG (Germany)	2,145	105,579
Schindler Holding AG (Switzerland)	2,102	134,972
		493,368
Total Industrials		43,851,930

Information Technology - 15.20%
Communications Equipment - 3.20%
Blue Coat Systems, Inc.*	10,895	530,913
Cisco Systems, Inc.*	298,500	8,629,635
ECI Telecom Ltd.* (Israel)	119,693	1,116,736
Harris Stratex Networks, Inc. - Class A*	11,080	188,582
Juniper Networks, Inc.*	136,033	4,075,549
		14,541,415

Computers & Peripherals - 0.81%
EMC Corp.*	179,382	3,320,361
Rackable Systems, Inc.*	31,530	381,513
		3,701,874

Electronic Equipment & Instruments - 1.17%
AU Optronics Corp. - ADR (Taiwan)	22,060	373,255
KEYENCE Corp. (Japan)	220	47,566
LG. Philips LCD Co. Ltd. - ADR* (South Korea)	165,793	3,831,476
LoJack Corp.*	35,336	753,364
Planar Systems, Inc.*	23,640	176,118
Samsung SDI Co. Ltd. (South Korea)	1,690	118,245
		5,300,024

Internet Software & Services - 0.20%
iPass, Inc.*	102,657	487,621
Online Resources Corp.*	20,080	219,474
WebMD Health Corp. - Class A*	4,300	196,897
		903,992

IT Services - 5.37%
Automatic Data Processing, Inc.	158,998	7,380,687
CheckFree Corp.*	223,509	8,234,072
Getronics N.V.* (Netherlands)	50,750	431,138
Gevity HR, Inc.	25,370	381,311
MoneyGram International, Inc.	9,390	240,290
Paychex, Inc.	1,475	61,036
RightNow Technologies, Inc.*	31,581	416,869
Western Union Co.	361,950	7,220,903
		24,366,306

Office Electronics - 0.01%
Boewe Systec AG (Germany)	1,220	69,095

Semiconductors & Semiconductor Equipment - 0.16%
Hynix Semiconductor, Inc.* (South Korea)	3,260	133,380
Netlogic Microsystems, Inc.*	15,700	478,536
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	9,954	101,033
		712,949

Software - 4.28%
Aladdin Knowledge Systems Ltd.* (Israel)	29,603	651,858
Amdocs Ltd.* (Guernsey)	24,120	872,903
Applix, Inc.*	16,765	242,925
Borland Software Corp.*	111,683	593,037
Electronic Arts, Inc.*	130,710	6,357,734
Misys plc (United Kingdom)	22,890	111,570
Salesforce.com, Inc.*	100,972	3,923,772
SAP AG (Germany)	3,200	173,792
SAP AG - ADR (Germany)	12,300	663,216
Sonic Solutions*	43,330	484,429
Square Enix Co. Ltd. (Japan)	4,600	133,981
Take-Two Interactive Software, Inc.*	7,514	132,472
TIBCO Software, Inc.*	520,422	4,231,031
UbiSoft Entertainment S.A.* (France)	5,442	356,973
Utimaco Safeware AG (Germany)	28,126	498,657
		19,428,350
Total Information Technology		69,024,005

Materials - 4.67%
Chemicals - 2.84%
Arkema* (France)	40	2,613
Bayer AG (Germany)	5,746	410,243
Calgon Carbon Corp.*	13,448	147,928
Lonza Group AG (Switzerland)	39,647	3,768,362
NITTO DENKO Corp. (Japan)	159,700	8,466,999
Tronox, Inc. - Class A	5,590	66,465
		12,862,610

Paper & Forest Products - 1.83%
Louisiana-Pacific Corp.	213,280	3,949,946
Norbord, Inc. (Canada)	47,027	358,049
Weyerhaeuser Co.	56,340	4,013,662
		8,321,657
Total Materials		21,184,267

Telecommunication Services - 0.21%
Diversified Telecommunication Services - 0.06%
Swisscom AG - ADR (Switzerland)	4,606	155,683
Telenor ASA - ADR (Norway)	1,950	107,445
		263,128

Wireless Telecommunication Services - 0.15%
Hutchison Telecommunications International Ltd. (Hong Kong)	95,000	118,967
Hutchison Telecommunications International Ltd. - ADR (Hong Kong)	25,200	464,940
SK Telecom Co. Ltd. - ADR (South Korea)	3,220	90,611
		674,518
Total Telecommunication Services		937,646

Utilities - 3.55%
Electric Utilities - 1.18%
American Electric Power Co., Inc.	112,620	4,897,844
E.ON AG (Germany)	2,350	370,990
Westar Energy, Inc.	2,825	65,032
		5,333,866

Independent Power Producers & Energy Traders - 1.13%
Mirant Corp.*	135,639	5,131,223

Multi-Utilities - 1.17%
Aquila, Inc.*	38,040	143,791
National Grid plc (United Kingdom)	11,210	159,935
Suez S.A. (France)	2,309	123,096
Xcel Energy, Inc.	240,700	4,886,210
		5,313,032

Water Utilities - 0.07%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) (Brazil)	6,976	165,774
Companhia de Saneamento de Minas Gerais - Copasa MG (Brazil)	9,850	151,756
		317,530
Total Utilities		16,095,651

TOTAL COMMON STOCKS
(Identified Cost $379,759,219)		401,468,236

WARRANTS - 0.02%
Health Care - 0.02%
Health Care Equipment & Supplies - 0.02%
Alsius Corp., 8/3/2009	89,790	70,934

Life Sciences Tools & Services - 0.00%**
Caliper Life Sciences, Inc., 8/10/2011	4,132	5,041

TOTAL WARRANTS
(Identified Cost $50,500)		75,975

U.S. TREASURY SECURITIES - 11.92%
U.S. Treasury Bonds - 9.92%
U.S. Treasury Bond, 5.50%, 8/15/2028
(Identified Cost $43,613,985)	$42,300,000	45,052,799

U.S. Treasury Notes - 2.00%
U.S. Treasury Note, 4.75%, 1/31/2012
(Identified Cost $9,058,862)	9,000,000	9,059,058

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $52,672,847)		54,111,857

SHORT-TERM INVESTMENTS - 2.71%
Dreyfus Treasury Cash Management - Institutional Shares
(Identified Cost $12,328,054)	12,328,054	12,328,054

TOTAL INVESTMENTS - 103.08%
(Identified Cost $444,810,620)		467,984,122

LIABILITIES, LESS OTHER ASSETS - (3.08%)		(13,967,244)

NET ASSETS - 100%		$454,016,878

*Non-income producing security
**Less than 0.01%
ADR - American Depository Receipt
1Bank of New York Mellon Corp. is the parent company of Mellon Trust of New England N.A., the Fund's custodian.

Federal Tax Information:

On July 31, 2007, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$445,340,654

Unrealized appreciation	$36,233,221
Unrealized depreciation	(13,589,753)

Net unrealized appreciation	$22,643,468

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds' disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds' Principal Executive Officer and Principal Financial Officer have concluded that the Funds' disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds' officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds' last fiscal quarter, there have been no changes in the Funds' internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds' internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
September 28, 2007

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
September 28, 2007